Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Initial Class	8.02%	7.30%	6.97%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,608 - a 96.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Service Class	7.79%	7.21%	6.92%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio - Service Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,534 - a 95.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year, and past 10 year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Service Class 2	7.74%	7.10%	6.87%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman® Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2 on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,434 - a 94.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ford O'Neil, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Ford?

A. For the six months ending June 30, 2002, the fund lagged the Lehman Brothers Aggregate Bond Index, which returned 3.79%, but outperformed the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 2.62%. For the 12 months ending June 30, 2002, fund performance again fell between that of the Lehman Brothers index and Lipper average, which returned 8.63% and 7.17%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Interest rates fell and the yield curve steepened, as ongoing corporate governance issues and geopolitical concerns eroded investor confidence, sparking a strong flight to quality in government bonds. Against this backdrop, the fund was rewarded for my continued emphasis on higher-quality and higher-yielding spread sectors, namely mortgage and asset-backed securities, which outpaced Treasuries during the period. Strong security selection within these groups also aided relative performance. Unfortunately, it wasn't enough to beat the index, as the fund was hurt both by overweighting corporate bonds - by far the weakest sector of the market year to date - and underweighting stronger-performing Treasury and government agency issues. While corporates benefited from some improvement in the economy, swelling negative sentiment toward the sector overwhelmed their advances.

Q. What was behind the fund's sector positioning?

A. Given the higher-than-average volatility in the corporate market - due to scores of rating agency downgrades, company-specific management concerns and accounting issues - I became more conservative. As a result, I reduced our overweighting in corporates and further emphasized high-quality mortgage and asset-backed securities that were trading at very attractive yield spread levels relative to Treasuries and agencies. Within the mortgage position, I focused on newly issued current-coupon mortgages, commercial mortgage-backed securities and commercial mortgage obligations. These securities performed extremely well during the first quarter as the market stabilized following last fall's massive refinancing wave, mortgage rates rose and prepayment activity slowed dramatically. Reduced volatility is a positive for mortgages, as cash flows become more predictable.

Q. What was your strategy for corporates?

A. The corporate waters were never more treacherous, as evidenced by the countless number of downgrades that occurred during the period. Despite heightened credit risk, we still managed to post respectable performance in the sector. While the performance of our holdings slightly trailed those included in the index, they helped us extend our lead over the Lipper peer average. During the past six months, what you didn't own was often just as important as what you did own. That's where good credit analysis and diversification came into play, as we successfully avoided several prominent issuers in the index that experienced severe financial stress. While we weren't fully immune to troubled securities, we benefited from holding smaller positions in more securities, which helped reduce our risk exposure and limit our downside relative to the index and particularly versus our competitors. The fund was hurt the most by a handful of names in the telecommunication services sector that stumbled badly, due in part to the WorldCom scandal. We offset some of these losses by overweighting strong-performing banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. We also benefited from adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and Mexican issuers, a defensive strategy that helped amid the period's volatility.

Q. What's your outlook?

A. The Fed looks to be on hold through year-end and will likely not raise interest rates until it is convinced the economy is back on track. I may consider slowly reducing our high-quality mortgage and asset-backed security bets and rotating into more aggressive corporates as I feel more comfortable that the recovery is solidifying and negative headline risk is abating. Since it's still unclear which companies will come under pressure given that it appears to be a slower "U-shaped" recovery, I'll continue to stick with our process of doing substantial credit work before I buy a security. Even more importantly, I'll keep the size of those positions small in absolute terms and relative to our competitors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities

Start date: December 5, 1988

Size: as of June 30, 2002, more than $1.6 billion

Manager: Ford O'Neil, since 2001; joined Fidelity in 1990

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Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification as of June 30, 2002
% of fund's investments
Aaa	57.2
Aa	3.1
A	14.5
Baa	15.6
Ba and Below	0.3
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Average Years to Maturity as of June 30, 2002
Years	7.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	15.9
Utilities	3.3
Telecommunication Services	2.8
Consumer Discretionary	2.5
Consumer Staples	1.6
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 3,500,000	$ 3,652,880
Media - 2.2%
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	2,325,000	2,144,229
7.7% 5/1/32	Baa1	1,745,000	1,547,991
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	2,100,000	2,064,334
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	1,560,000	1,641,323
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	5,000,000	4,653,100
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	810,000	828,557
Cox Communications, Inc. 7.75% 11/1/10	Baa2	3,700,000	3,519,203
News America Holdings, Inc. 7.75% 12/1/45	Baa3	10,000,000	9,333,660
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	8,756,132
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,320,235
			35,808,764
TOTAL CONSUMER DISCRETIONARY			39,461,644
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	Baa3	2,285,000	2,377,748
8.05% 2/1/10	Baa3	3,195,000	3,551,699
Safeway, Inc. 6.5% 3/1/11	Baa2	2,215,000	2,282,181
			8,211,628
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	Baa1	3,870,000	4,083,670
Dole Food Co., Inc. 7.25% 5/1/09 (d)	Ba1	1,540,000	1,570,800
			5,654,470
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Ba1	2,000,000	1,991,058
Tobacco - 0.7%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,500,000	1,603,782
7.65% 7/1/08	A2	5,000,000	5,483,430

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	Baa2	$ 2,205,000	$ 2,257,620
7.75% 5/15/06	Baa2	1,570,000	1,689,100
			11,033,932
TOTAL CONSUMER STAPLES			26,891,088
ENERGY - 1.1%
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	2,320,000	2,475,895
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,420,000	3,678,850
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,122,630
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	Baa1	1,200,000	1,197,000
Suncor Energy, Inc. 7.15% 2/1/32	A3	2,175,000	2,237,451
The Coastal Corp. 7.75% 6/15/10	Baa2	5,990,000	5,928,632
			17,640,458
FINANCIALS - 15.3%
Banks - 3.0%
Bank of America Corp.:
4.75% 10/15/06	Aa2	2,035,000	2,043,950
7.8% 2/15/10	Aa3	6,600,000	7,385,664
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,136,239
Bank One Corp. 6.5% 2/1/06	Aa3	1,245,000	1,321,082
BankBoston Corp. 6.625% 12/1/05	A2	5,400,000	5,744,920
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa3	1,160,000	1,335,129
Capital One Bank 6.5% 7/30/04	Baa2	930,000	939,394
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,613,970
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,695,000	1,843,260
HSBC Finance Nederland BV 7.4% 4/15/03 (d)	A1	250,000	258,837
Korea Development Bank 7.375% 9/17/04	A3	1,320,000	1,415,643
MBNA Corp.:
6.25% 1/17/07	Baa2	1,905,000	1,949,632
6.34% 6/2/03	Baa2	350,000	343,673
7.5% 3/15/12	Baa2	3,005,000	3,199,940
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,583,933
PNC Funding Corp. 5.75% 8/1/06	A2	1,800,000	1,855,337
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	$ 1,750,000	$ 1,829,441
8.817% 3/31/49	A1	1,640,000	1,784,728
9.118% 3/31/49	A1	1,130,000	1,328,992
Union Planters Corp. 6.75% 11/1/05	A3	400,000	425,144
Washington Mutual Bank 6.875% 6/15/11	A3	3,000,000	3,152,457
Washington Mutual, Inc. 5.625% 1/15/07	A3	3,955,000	4,005,786
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	1,002,775
			49,499,926
Diversified Financials - 10.7%
Abbey National Capital Trust I 8.963% 12/29/49 (c)	A1	3,000,000	3,463,506
Ahmanson Capital Trust I 8.36% 12/1/26 (d)	Baa1	1,125,000	1,190,612
Alliance Capital Management LP 5.625% 8/15/06	A2	2,475,000	2,536,382
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	3,550,000	3,842,385
American Gen. Finance Corp. 5.875% 7/14/06	A1	5,400,000	5,576,445
Amvescap PLC 6.6% 5/15/05	A2	5,100,000	5,403,634
Associates Corp. of North America 6% 7/15/05	Aa1	2,500,000	2,664,183
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,204,550
Burlington Resources Finance Co. 7.4% 12/1/31 (d)	Baa1	2,680,000	2,802,318
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,290,000	1,207,605
7.25% 5/1/06	Baa3	5,000,000	4,840,310
CIT Group, Inc.:
5.5% 2/15/04	A2	500,000	481,060
7.75% 4/2/12	A2	2,125,000	2,091,907
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,000,000	2,044,368
5.5% 2/1/07	A3	2,500,000	2,544,580
6.85% 6/15/04	A3	2,550,000	2,697,306

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	$ 2,000,000	$ 2,073,124
6.5% 1/15/12	Aa3	3,080,000	3,104,141
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	315,000	337,945
7.92% 5/18/12	Baa1	3,700,000	3,832,907
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	3,265,000	3,400,289
Ford Motor Credit Co.:
5.8% 1/12/09	A3	2,590,000	2,435,118
6.5% 1/25/07	A3	2,900,000	2,902,651
6.875% 2/1/06	A3	4,600,000	4,706,104
7.25% 10/25/11	A3	475,000	477,278
7.375% 10/28/09	A3	4,020,000	4,161,516
7.875% 6/15/10	A3	3,500,000	3,659,037
General Electric Capital Corp. 6% 6/15/12	Aaa	8,045,000	7,927,945
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,840,000	1,906,396
6.75% 1/15/06	A2	2,660,000	2,761,639
6.875% 9/15/11	A2	1,720,000	1,707,645
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	4,300,000	4,549,813
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,925,000	5,016,639
Household Finance Corp.:
6.375% 10/15/11	A2	6,130,000	5,864,068
6.5% 1/24/06	A2	605,000	618,544
8% 5/9/05	A2	235,000	253,134
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A2	6,600,000	7,763,818
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,050,000	2,285,740
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,840,000	3,887,643
5.625% 8/15/06	Aa3	1,065,000	1,098,472
6.75% 2/1/11	A1	2,130,000	2,207,768
Mellon Funding Corp. 7.5% 6/15/05	A1	5,650,000	6,196,491
Morgan Stanley 6.6% 4/1/12	Aa3	2,695,000	2,746,439
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	3,970,000	3,818,108
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	3,745,000	3,767,316
7.875% 11/15/10	Baa3	2,120,000	2,191,026
Petronas Capital Ltd. 7% 5/22/12 (d)	Baa1	7,180,000	7,296,675
Popular North America, Inc. 6.125% 10/15/06	A3	3,235,000	3,316,616
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	$ 4,000,000	$ 4,091,924
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	6,000,000	6,140,321
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	3,475,000	2,175,110
7.125% 1/30/06	Baa3	1,480,000	1,184,283
7.625% 1/30/11	Baa3	3,500,000	2,784,712
8.75% 3/15/32	Baa3	3,810,000	2,865,371
TCI Communications Financing III 9.65% 3/31/27	Baa3	1,500,000	1,499,091
TXU Eastern Funding 6.75% 5/15/09	Baa1	785,000	789,306
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	1,600,000	1,833,046
			176,759,236
Insurance - 0.3%
Principal Life Global Funding I:
5.125% 6/28/07 (d)	Aa2	3,000,000	3,025,302
6.25% 2/15/12 (d)	Aa2	2,150,000	2,203,187
			5,228,489
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	Baa3	5,000,000	5,186,775
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,430,000	1,481,616
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	530,372
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,557,581
EOP Operating LP:
6.5% 1/15/04	Baa1	1,610,000	1,666,592
6.625% 2/15/05	Baa1	4,500,000	4,707,977
7.75% 11/15/07	Baa1	1,275,000	1,396,705
ERP Operating LP 7.1% 6/23/04	Baa1	1,000,000	1,052,521
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,881,200
ProLogis Trust 6.7% 4/15/04	Baa1	460,000	478,098
			20,939,437
TOTAL FINANCIALS			252,427,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	2,000,000	2,314,774

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 1,800,000	$ 1,842,455
7.9% 3/1/03	Baa3	2,535,000	2,599,921
8.2% 3/1/06	Baa3	5,900,000	6,506,290
			13,263,440
Airlines - 0.0%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	317,398	288,832
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,097,710
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,464,268
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	2,800,000	2,901,184
			10,463,162
TOTAL INDUSTRIALS			24,015,434
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	Baa2	3,015,000	2,942,245
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 6.5% 7/1/12	A3	4,805,000	4,780,975
International Business Machines Corp. 4.875% 10/1/06	A1	6,400,000	6,461,805
			11,242,780
TOTAL INFORMATION TECHNOLOGY			14,185,025
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co. 6.75% 3/15/12 (d)	Baa2	3,350,000	3,468,979
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	10,135,000	6,993,150
7.3% 11/15/11 (d)	Baa2	1,915,000	1,589,450
8% 11/15/31 (d)	Baa2	1,625,000	1,267,500
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,250,000	3,539,796
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (d)	A2	1,700,000	1,892,222
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,750,000	1,693,573
Deutsche Telekom International Finance BV 8.25% 6/15/05 (c)	Baa1	4,000,000	4,092,612
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (d)	Baa3	$ 3,285,000	$ 2,923,650
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,735,062
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	3,500,000	3,570,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (b)	C	2,858,000	57,160
7.7% 7/20/29 (b)	C	1,066,000	21,320
TELUS Corp. 7.5% 6/1/07	Baa2	4,830,000	4,333,481
Verizon New York, Inc. 7.375% 4/1/32	A1	1,570,000	1,480,912
			35,189,888
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	1,500,000	1,305,000
7.875% 3/1/11	Baa2	2,250,000	1,817,411
8.75% 3/1/31	Baa2	2,560,000	1,977,065
Cingular Wireless LLC 7.125% 12/15/31 (d)	A3	3,500,000	3,025,698
			8,125,174
TOTAL TELECOMMUNICATION SERVICES			43,315,062
UTILITIES - 3.1%
Electric Utilities - 2.1%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	Baa2	2,500,000	2,640,220
Avon Energy Partners Holdings:
6.46% 3/4/08 (d)	Baa3	1,500,000	1,464,963
7.05% 12/11/07 (d)	Baa3	3,000,000	3,027,621
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,740,000	1,817,132
Detroit Edison Co. 6.125% 10/1/10	A3	2,350,000	2,342,224
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	3,255,000	3,237,749
FirstEnergy Corp. 6.45% 11/15/11	Baa2	3,850,000	3,737,950
Hydro-Quebec 6.3% 5/11/11	A1	8,000,000	8,480,640
Israel Electric Corp. Ltd. 7.75% 12/15/27 (d)	A3	1,015,000	848,063
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	908,304
TECO Energy, Inc. 7% 5/1/12	A3	3,580,000	3,754,436

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas Utilities Co. 6.375% 1/1/08	Baa3	$ 205,000	$ 206,714
TXU Corp. 6.375% 6/15/06	Baa3	2,000,000	2,057,020
			34,523,036
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	2,190,000	2,197,783
6.85% 4/15/11	A3	445,000	463,086
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,705,000	1,581,115
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,740,000	1,840,193
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	4,370,000	4,643,125
Sempra Energy 7.95% 3/1/10	A2	610,000	650,303
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	805,000	805,950
7.3% 12/1/10	A2	1,270,000	1,359,538
			13,541,093
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	3,265,000	2,643,997
7.5% 1/15/31	Baa2	1,105,000	793,551
			3,437,548
TOTAL UTILITIES			51,501,677
TOTAL NONCONVERTIBLE BONDS (Cost $477,006,029)			472,906,455
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
5% 1/15/07	Aaa	6,180,000	6,348,671
5.125% 2/13/04	Aaa	4,000,000	4,150,384
7.25% 5/15/30	Aaa	17,684,000	20,137,124
Freddie Mac:
3.75% 4/15/04	Aaa	10,000	10,161
4.875% 3/15/07	Aaa	20,920,000	21,383,232
5.5% 7/15/06	Aaa	9,365,000	9,822,836
5.75% 3/15/09	Aaa	4,300,000	4,510,046
5.75% 1/15/12	Aaa	7,740,000	7,952,184
5.875% 3/21/11	Aa2	7,205,000	7,384,866
6.25% 7/15/32	Aaa	1,001,000	1,006,400
6.75% 3/15/31	Aaa	1,479,000	1,589,366
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 1,117,231	$ 1,248,093
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,222	2,287
Series 1993-D, 5.23% 5/15/05	Aaa	5,106	5,279
Series 1994-A, 7.12% 4/15/06	Aaa	4,305	4,601
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	4,237	4,559
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,353	2,388
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	-	61,075	63,397
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	40,500	41,293
6.86% 4/30/04	Aaa	458,367	480,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			86,147,576
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	10,365,000	11,008,242
6.25% 5/15/30	Aaa	26,525,000	28,732,994
6.625% 2/15/27	Aaa	4,000,000	4,491,240
11.25% 2/15/15	Aaa	14,060,000	21,843,532

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	$ 6,000,000	$ 6,063,300
3.5% 11/15/06	Aaa	1,400,000	1,375,063
5.75% 11/15/05	Aaa	40,000,000	42,687,520
6.125% 8/15/07	Aaa	32,225,000	35,123,413
7% 7/15/06	Aaa	35,000,000	39,094,685
TOTAL U.S. TREASURY OBLIGATIONS			190,419,989
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,195,005)			276,567,565
U.S. Government Agency - Mortgage Securities - 35.2%

Fannie Mae - 22.3%
5.5% 9/1/16 to 3/1/32	Aaa	35,314,606	34,980,726
5.5% 7/1/17 (e)	Aaa	24,010,943	24,018,446
6% 2/1/13 to 3/1/32 (e)	Aaa	86,335,868	86,954,790
6.5% 2/1/10 to 7/1/31	Aaa	111,151,179	114,071,636
6.5% 7/1/32 (e)	Aaa	68,419,798	69,724,050
7% 3/1/15 to 6/1/31	Aaa	12,266,613	12,760,956
7% 7/1/17 (e)	Aaa	5,340,000	5,603,663
7.5% 7/1/07 to 5/1/31	Aaa	19,287,745	20,303,836
8% 3/1/23 to 3/1/30	Aaa	630,855	677,361
8.5% 3/1/25 to 6/1/25	Aaa	10,025	10,797
TOTAL FANNIE MAE			369,106,261
Freddie Mac - 0.1%
8.5% 3/1/20 to 1/1/28	Aaa	1,195,315	1,287,199
Government National Mortgage Association - 12.8%
6% 8/15/08 to 4/15/31	Aaa	31,855,470	32,028,110
6.5% 10/15/27 to 10/15/31	Aaa	10,248,311	10,519,363
7% 1/15/28 to 4/15/32	Aaa	158,009,010	164,430,045
7.5% 3/15/06 to 10/15/28	Aaa	4,211,570	4,470,577
8% 2/15/17	Aaa	74,507	80,472
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			211,528,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,538,222)			581,922,027
Asset-Backed Securities - 3.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 1,500,000	$ 1,575,660
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	4,153,560
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	735,000	756,016
5.07% 2/15/08	Aaa	4,900,000	4,991,875
Citibank Credit Card Issuance Trust 4.1% 12/7/06	Aaa	5,000,000	5,060,650
Discover Card Master Trust I 5.75% 12/15/08	Aaa	7,000,000	7,350,431
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,450,750
5.71% 9/15/05	A1	755,000	788,385
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	3,080,000	3,150,686
5.09% 10/18/06	Aaa	1,640,000	1,693,562
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	4,875,000	5,063,335
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,245,378
MBNA Credit Card Master Note Trust:
2.2% 1/15/09 (f)	A2	12,100,000	12,096,219
5.75% 10/15/08	Aaa	1,800,000	1,895,133
Railcar Trust 7.75% 6/1/04	Aaa	276,550	290,878
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,437,430
7.5% 11/15/07	A2	1,300,000	1,373,840
TOTAL ASSET-BACKED SECURITIES (Cost $59,531,186)			61,373,788
Commercial Mortgage Securities - 3.4%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000,000	5,562,500
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000,000	5,375,000

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	$ 3,677,027	$ 3,816,639
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	Aaa	2,075,000	2,198,875
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,232,444
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,133,349
Series 1998-C1 Class C, 6.78% 5/17/40	A	5,000,000	5,255,995
Series 2001-CKN5 Class AX, 1.1218% 9/15/34 (d)(f)(g)	Aaa	32,413,124	2,441,032
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,369,777
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	Aa2	500,000	537,969
Class C1, 7.52% 5/15/06 (d)	A2	500,000	537,969
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,179,375
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (d)	Aaa	3,483,337	3,480,480
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)	Baa3	1,000,000	985,000
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	3,745,000	4,203,014
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	2,180,000	2,494,397
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	5,829,237	6,069,699
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	$ 3,000,000	$ 3,224,670
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	2,500,000	2,653,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,884,071)			56,752,090
Foreign Government and Government Agency Obligations - 1.4%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	512,391
Chilean Republic 7.125% 1/11/12	Baa1	3,520,000	3,553,000
Malaysian Government 7.5% 7/15/11	Baa2	1,890,000	2,008,125
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,908,162
Polish Government 6.25% 7/3/12	Baa1	4,005,000	4,009,365
Quebec Province:
yankee 7.125% 2/9/24	A1	250,000	271,343
7% 1/30/07	A1	1,000,000	1,100,985
United Mexican States:
7.5% 1/14/12	Baa2	7,500,000	7,415,625
9.875% 2/1/10	Baa2	2,290,000	2,559,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,027,275)			23,338,071
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (d) (Cost $1,706,548)	A2	1,725,000	1,769,534
Fixed-Income Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (h) (Cost $125,000,006)	12,537,689	$ 124,624,629
Cash Equivalents - 9.0%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 2%, dated 6/28/02 due 7/1/02	$ 142,642,758	142,619,000
(U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02	6,243,912	6,243,000
TOTAL CASH EQUIVALENTS (Cost $148,862,000)		148,862,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,734,750,342)	1,748,116,159
NET OTHER ASSETS - (5.8)%	(95,992,515)
NET ASSETS - 100%	$ 1,652,123,644
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,672,698 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,438,847,201 and $1,233,915,928, respectively, of which long-term U.S. government and government agency obligations aggregated $1,159,636,415 and $1,034,888,882, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,734,177,844. Net unrealized appreciation aggregated $13,938,315, of which $30,701,172 related to appreciated investment securities and $16,762,857 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $3,067,000 all of which will expire on December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,862,000) (cost $1,734,750,342) - See accompanying schedule		$ 1,748,116,159
Cash		600
Receivable for investments sold		32,930
Receivable for fund shares sold		5,203,329
Interest receivable		16,754,072
Total assets		1,770,107,090
Liabilities
Payable for investments purchased Regular delivery	$ 11,914,046
Delayed delivery	101,713,078
Payable for fund shares redeemed	3,593,353
Accrued management fee	589,419
Distribution fees payable	10,501
Other payables and accrued expenses	163,049
Total liabilities		117,983,446
Net Assets		$ 1,652,123,644
Net Assets consist of:
Paid in capital		$ 1,600,123,663
Undistributed net investment income		36,845,683
Accumulated undistributed net realized gain (loss) on investments		1,788,385
Net unrealized appreciation (depreciation) on investments		13,365,913
Net Assets		$ 1,652,123,644
Initial Class: Net Asset Value, offering price and redemption price per share ($1,602,928,246 ÷ 125,155,947 shares)		$ 12.81
Service Class: Net Asset Value, offering price and redemption price per share ($600,711 ÷ 47,023 shares)		$ 12.77
Service Class 2: Net Asset Value, offering price and redemption price per share ($48,594,687 ÷ 3,826,217 shares)		$ 12.70

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 40,764,209
Security lending		13,131
Total income		40,777,340
Expenses
Management fee	$ 3,308,480
Transfer agent fees	527,206
Distribution fees	38,512
Accounting and security lending fees	171,844
Non-interested trustees' compensation	2,709
Custodian fees and expenses	44,547
Audit	25,981
Legal	4,013
Miscellaneous	21,635
Total expenses before reductions	4,144,927
Expense reductions	(23,742)	4,121,185
Net investment income (loss)		36,656,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,399,819
Change in net unrealized appreciation (depreciation) on investment securities		3,092,321
Net gain (loss)		9,492,140
Net increase (decrease) in net assets resulting from operations		$ 46,148,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 36,656,155	$ 60,422,321
Net realized gain (loss)	6,399,819	18,264,143
Change in net unrealized appreciation (depreciation)	3,092,321	2,695,000
Net increase (decrease) in net assets resulting from operations	46,148,295	81,381,464
Distributions to shareholders from net investment income	(58,817,521)	(42,039,084)
Share transactions - net increase (decrease)	200,527,316	684,676,925
Total increase (decrease) in net assets	187,858,090	724,019,305
Net Assets
Beginning of period	1,464,265,554	740,246,249
End of period (including undistributed net investment income of $36,845,683 and undistributed net investment income of $59,683,304, respectively)	$ 1,652,123,644	$ 1,464,265,554
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	25,638,069	119,844	3,273,522
Reinvested	4,614,396	357	68,663
Redeemed	(17,013,539)	(82,135)	(937,194)
Net increase (decrease)	13,238,926	38,066	2,404,991

Dollars Sold	$ 327,048,321	$ 1,512,632	$ 41,291,361
Reinvested	57,956,815	4,479	856,227
Redeemed	(215,381,433)	(1,033,908)	(11,727,178)
Net increase (decrease)	$ 169,623,703	$ 483,203	$ 30,420,410

Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	76,499,188	-	1,835,171
Reinvested	3,464,378	483	3,730
Redeemed	(26,813,346)	-	(435,939)
Net increase (decrease)	53,150,220	483	1,402,962

Dollars Sold	$ 964,627,665	$ -	$ 23,132,398
Reinvested	41,988,258	5,847	44,979
Redeemed	(339,570,756)	-	(5,551,466)
Net increase (decrease)	$ 667,045,167	$ 5,847	$ 17,625,911

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 41,988,258	$ 5,847	$ 44,979

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income (loss) E	.303	.685 G	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.097	.335 G	.499	(.873)	.335	.291
Total from investment operations	.400	1.020	1.270	(.130)	1.060	1.050
Distributions from net investment income	(.510)	(.690)	(.840)	(.510)	(.590)	(.730)
Distributions from net realized gain	-	-	-	(.160)	(.070)	-
Total distributions	(.510)	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.810	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return B, C, D	3.17%	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Net investment income (loss)	4.81% A	5.47% G	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,602,928	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	181% A	278%	154%	87%	239%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.890	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income (loss) E	.291	.674 H	.377
Net realized and unrealized gain (loss)	.089	.326 H	.403
Total from investment operations	.380	1.000	.780
Distributions from net investment income	(.500)	(.690)	-
Net asset value, end of period	$ 12.770	$ 12.890	$ 12.580
Total Return B, C, D	3.02%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.64%	.64% A
Expenses net of voluntary waivers, if any	.64% A	.64%	.64% A
Expenses net of all reductions	.64% A	.64%	.64% A
Net investment income (loss)	4.71% A	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601	$ 115	$ 107
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.820	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income (loss) E	.281	.643 H	.686
Net realized and unrealized gain (loss)	.099	.327 H	.634
Total from investment operations	.380	.970	1.320
Distributions from net investment income	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.700	$ 12.820	$ 12.540
Total Return B, C, D	3.04%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.82%	1.05% A
Expenses net of all reductions	.81% A	.82%	1.05% A
Net investment income (loss)	4.54% A	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,595	$ 18,225	$ 229
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Investment Grade Bond Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 260
Service Class 2	38,252
$ 38,512

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 515,402
Service Class	163
Service Class 2	11,641
$ 527,206

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $958,018 for the period.

Investment Grade Bond Portfolio

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $23,742.

7. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 52% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-SANN-0802 157782
1.705629.104

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

>

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of Deutsche Asset Management Inc. only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Initial Class	-18.39%	3.37%	11.09%
S&P 500 ®	-17.99%	3.66%	11.42%
Variable Annuity S&P 500 Index Objective Funds Average	-18.35%	3.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity S&P 500 average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 49 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Initial Class on August 27, 1992, when the fund started. As the chart shows, by June 30, 2002 the value of the investment would have grown to $28,177 - a 181.77% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,998 - a 189.98% increase.

The variable annuity S&P 500 average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity S&P 500 were -18.35% and 3.40%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Service Class	-18.45%	3.33%	11.07%
S&P 500®	-17.99%	3.66%	11.42%
Variable Annuity S&P 500 Index Objective Funds Average	-18.35%	3.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity S&P 500 average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 49 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Service Class on August 27, 1992, when the fund started. As the chart shows, by June 30, 2002 the value of the investment would have grown to $28,126 - a 181.26% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,998 - a 189.98% increase.

The variable annuity S&P 500 average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity S&P 500 were -18.35% and 3.40%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Service Class 2	-18.58%	3.24%	11.03%
S&P 500®	-17.99%	3.66%	11.42%
Variable Annuity S&P 500 Index Objective Funds Average	-18.35%	3.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity S&P 500 average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 49 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Service Class 2 on August 27, 1992, when the fund started. As the chart shows, by June 30, 2002 the value of the investment would have grown to $28,007 - a 180.07% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,998 - a 189.98% increase.

The variable annuity S&P 500 average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity S&P 500 were -18.35% and 3.40%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Patrick Cannon, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the six-month period that ended June 30, 2002, the fund's performance was in line with the Standard & Poor's 500 Index and the variable annuity S&P 500 index objective funds average measured by Lipper Inc., which returned -13.16% and -13.38%, respectively. For the 12-month period that ended June 30, 2002, fund performance closely tracked the -17.99% return of the S&P 500 and the fund's peer group return of -18.35%.

Q. What were some of the major factors depressing stock prices during the period?

A. As the reporting period ended, the S&P 500 fell below 1,000 - a level not seen since the market plunged last fall. Two primary factors hurt stock performance. The first was a steady drumbeat of disappointing earnings reports that sent stocks lower. Second, each day seemingly brought reports of new accounting scandals at some of the country's largest corporations. Upon learning of improper accounting practices at WorldCom, Tyco International, Xerox and other companies, investors began to worry whether more revelations were to come. Ironically, stock prices were falling across the board even as the economy was turning in unexpectedly strong performance. The accumulated effects of 11 interest rate reductions during 2001 helped generate growth by making it cheaper for businesses to borrow and invest capital. Due in part to the continued low interest-rate environment, the U.S. economy grew by 6.1% during the first three months of 2002, the largest jump in more than two years.

Q. What stocks added the most to the fund's returns?

A. In an environment where markets moved sharply lower, few stocks in the S&P 500 enjoyed positive results. Two that did, beverage giant Coca-Cola and consumer products manufacturer Procter & Gamble, were successful because they provided steady results despite the uncertain investing environment. In the energy sector, Exxon Mobil and Royal Dutch Petroleum, the parent company of Shell, also were strong performers, thanks in part to higher oil and gas prices.

Q. What were some of the fund's weakest-performing stocks?

A. With accounting concerns front and center during the past six months, some of the most disappointing performers were those companies that had to answer questions about their financial statements. General Electric, which made up the largest average position size in the S&P 500, encountered difficulty when investors grew concerned about its complex financial reporting and whether that complexity was masking potential problems. Tyco International, meanwhile, hurt performance nearly as much as GE did, even though its average weighting in the index was only about one-sixth that of GE's. Tyco's stock fell sharply throughout the period, first on accounting questions, then, late in the period when its CEO resigned abruptly before being indicted on sales-tax fraud. A couple of leading technology stocks, IBM and Intel, continued to follow the overall tech market downward during the past six months, while media conglomerate AOL Time Warner also weighed down the index. The company fell short of overly optimistic estimates for earnings growth, and investors punished the stock accordingly.

Q. What's your outlook, Patrick?

A. At the beginning of the year, stock analysts noted that 60 years had passed since the Standard & Poor's 500 Index last declined for three consecutive years. Unfortunately, as we pass the halfway point of 2002, and with the S&P 500 down more than 13 percent, a third year of losses is becoming increasingly conceivable. As tough an environment as it's been for stock investors, I believe there are still a number of favorable signs on the horizon - starting with continued U.S. economic growth. I mentioned earlier that the economy grew at a surprisingly strong pace during the first quarter of 2002. Recent data indicate that growth, albeit slower, may be reported for the second quarter as well. While no one knows when the stock market may turn around, investors may respond favorably to sustained resilience in the U.S. economy. We're all eager for a rise in stock prices. Until that day comes, I believe it's more important than ever for shareholders to follow their financial plans and continue to own a broadly diversified portfolio of investments.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of June 30, 2002, more than $2.9 billion

Manager: Deutsche Asset Management, Inc., since 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	3.3
General Electric Co.	3.2
Exxon Mobil Corp.	3.0
Wal-Mart Stores, Inc.	2.7
Pfizer, Inc.	2.4
Citigroup, Inc.	2.2
American International Group, Inc.	1.9
Johnson & Johnson	1.7
The Coca-Cola Co.	1.5
International Business Machines Corp.	1.4
23.3
Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.7
Information Technology	13.9
Health Care	13.7
Consumer Discretionary	13.5
Industrials	11.0
Consumer Staples	9.9
Energy	7.5
Telecommunication Services	4.0
Materials	3.2
Utilities	3.1

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	23,593	$ 484,836
Dana Corp.	48,308	895,147
Delphi Corp.	182,109	2,403,839
Goodyear Tire & Rubber Co.	52,541	983,042
Johnson Controls, Inc.	28,497	2,325,640
TRW, Inc.	41,527	2,366,208
Visteon Corp.	42,361	601,526
		10,060,238
Automobiles - 0.8%
Ford Motor Co.	588,748	9,419,968
General Motors Corp.	180,609	9,653,551
Harley-Davidson, Inc.	98,469	5,048,506
		24,122,025
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	190,640	5,278,822
Darden Restaurants, Inc.	57,226	1,413,482
Harrah's Entertainment, Inc. (a)	36,717	1,628,399
Hilton Hotels Corp.	120,799	1,679,106
International Game Technology (a)	28,895	1,638,347
Marriott International, Inc. Class A	78,946	3,003,895
McDonald's Corp.	418,925	11,918,416
Starbucks Corp. (a)	124,562	3,095,366
Starwood Hotels & Resorts Worldwide, Inc. unit	64,785	2,130,779
Wendys International, Inc.	34,093	1,357,924
Yum! Brands, Inc. (a)	95,052	2,780,271
		35,924,807
Household Durables - 0.6%
American Greetings Corp. Class A	21,229	353,675
Black & Decker Corp.	26,559	1,280,144
Centex Corp.	20,046	1,158,458
Fortune Brands, Inc.	48,355	2,707,880
KB Home	15,098	777,698
Leggett & Platt, Inc.	63,884	1,494,886
Maytag Corp.	24,965	1,064,757
Newell Rubbermaid, Inc.	86,782	3,042,577
Pulte Homes, Inc.	18,632	1,070,967
Snap-On, Inc.	19,143	568,356
The Stanley Works	27,553	1,129,949
Tupperware Corp.	18,852	391,933
Whirlpool Corp.	21,726	1,420,011
		16,461,291
Leisure Equipment & Products - 0.2%
Brunswick Corp.	28,560	799,680
Eastman Kodak Co.	94,935	2,769,254
Hasbro, Inc.	56,174	761,719
Mattel, Inc.	140,312	2,957,777
		7,288,430

	Shares	Value (Note 1)
Media - 3.5%
AOL Time Warner, Inc. (a)	1,439,239	$ 21,171,206
Clear Channel Communications, Inc. (a)	193,645	6,200,513
Comcast Corp. Class A (special) (a)	309,098	7,368,896
Dow Jones & Co., Inc.	27,807	1,347,249
Gannett Co., Inc.	86,391	6,557,077
Interpublic Group of Companies, Inc.	122,786	3,040,181
Knight-Ridder, Inc.	24,163	1,521,061
McGraw-Hill Companies, Inc.	63,236	3,775,189
Meredith Corp.	16,454	631,011
Omnicom Group, Inc.	60,379	2,765,358
The New York Times Co. Class A	49,434	2,545,851
TMP Worldwide, Inc. (a)	35,960	773,140
Tribune Co.	97,321	4,233,464
Univision Communications, Inc. Class A (a)	68,676	2,156,426
Viacom, Inc. Class B (non-vtg.) (a)	572,270	25,391,620
Walt Disney Co.	665,117	12,570,711
		102,048,953
Multiline Retail - 4.2%
Big Lots, Inc. (a)	37,210	732,293
Costco Wholesale Corp. (a)	147,385	5,692,009
Dillard's, Inc. Class A	27,362	719,347
Dollar General Corp.	108,533	2,065,383
Family Dollar Stores, Inc.	56,213	1,981,508
Federated Department Stores, Inc. (a)	62,636	2,486,649
JCPenney Co., Inc.	86,261	1,899,467
Kohls Corp. (a)	109,056	7,642,644
Nordstrom, Inc.	43,881	993,905
Sears, Roebuck & Co.	102,027	5,540,066
Target Corp.	293,894	11,197,361
The May Department Stores Co.	95,617	3,148,668
Wal-Mart Stores, Inc.	1,439,450	79,184,145
		123,283,445
Specialty Retail - 2.4%
AutoZone, Inc. (a)	35,058	2,709,983
Bed Bath & Beyond, Inc. (a)	95,086	3,588,546
Best Buy Co., Inc. (a)	103,802	3,768,013
Circuit City Stores, Inc. - Circuit City Group	68,291	1,280,456
Gap, Inc.	281,939	4,003,534
Home Depot, Inc.	762,466	28,005,376
Limited Brands, Inc.	139,913	2,980,147
Lowe's Companies, Inc.	252,302	11,454,511
Office Depot, Inc. (a)	97,633	1,640,234
RadioShack Corp.	58,964	1,772,458
Sherwin-Williams Co.	50,212	1,502,845
Staples, Inc. (a)	151,252	2,979,664
Tiffany & Co., Inc.	47,772	1,681,574
TJX Companies, Inc.	183,936	3,606,985
Toys 'R' Us, Inc. (a)	64,841	1,132,772
		72,107,098
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	37,767	$ 1,416,263
Liz Claiborne, Inc.	34,600	1,100,280
NIKE, Inc. Class B	87,512	4,695,019
Reebok International Ltd. (a)	19,525	575,988
VF Corp.	36,321	1,424,146
		9,211,696
TOTAL CONSUMER DISCRETIONARY		400,507,983
CONSUMER STAPLES - 9.9%
Beverages - 3.2%
Adolph Coors Co. Class B	11,743	731,589
Anheuser-Busch Companies, Inc.	283,660	14,183,000
Brown-Forman Corp. Class B (non-vtg.)	22,303	1,538,907
Coca-Cola Enterprises, Inc.	144,643	3,193,717
Pepsi Bottling Group, Inc.	92,720	2,855,776
PepsiCo, Inc.	568,810	27,416,642
The Coca-Cola Co.	803,744	45,009,664
		94,929,295
Food & Drug Retailing - 1.3%
Albertson's, Inc.	132,099	4,023,736
CVS Corp.	127,752	3,909,211
Kroger Co. (a)	260,199	5,177,960
Safeway, Inc. (a)	156,363	4,564,236
SUPERVALU, Inc.	43,044	1,055,869
Sysco Corp.	216,210	5,885,236
Walgreen Co.	332,831	12,857,262
Winn-Dixie Stores, Inc.	45,705	712,541
		38,186,051
Food Products - 1.7%
Archer-Daniels-Midland Co.	212,852	2,722,377
Campbell Soup Co.	133,161	3,683,233
ConAgra Foods, Inc.	174,680	4,829,902
General Mills, Inc.	118,808	5,237,057
H.J. Heinz Co.	113,806	4,677,427
Hershey Foods Corp.	44,117	2,757,313
Kellogg Co.	132,177	4,739,867
Sara Lee Corp.	256,308	5,290,197
Unilever NV (NY Shares)	185,871	12,044,441
Wm. Wrigley Jr. Co.	73,252	4,054,498
		50,036,312
Household Products - 2.0%
Clorox Co.	75,662	3,128,624
Colgate-Palmolive Co.	179,349	8,976,417
Kimberly-Clark Corp.	167,893	10,409,366
Procter & Gamble Co.	421,436	37,634,235
		60,148,642
Personal Products - 0.6%
Alberto-Culver Co. Class B	18,540	886,212

	Shares	Value (Note 1)
Avon Products, Inc.	76,817	$ 4,012,920
Gillette Co.	343,108	11,621,068
		16,520,200
Tobacco - 1.1%
Philip Morris Companies, Inc.	692,425	30,245,124
UST, Inc.	54,474	1,852,116
		32,097,240
TOTAL CONSUMER STAPLES		291,917,740
ENERGY - 7.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	109,154	3,633,737
BJ Services Co. (a)	50,900	1,724,492
Halliburton Co.	139,577	2,224,857
Nabors Industries Ltd. (a)	45,817	1,617,340
Noble Corp. (a)	42,960	1,658,256
Rowan Companies, Inc.	30,501	654,246
Schlumberger Ltd. (NY Shares)	187,390	8,713,635
Transocean, Inc.	103,670	3,229,321
		23,455,884
Oil & Gas - 6.7%
Amerada Hess Corp.	29,054	2,396,955
Anadarko Petroleum Corp.	81,203	4,003,308
Apache Corp.	44,848	2,577,863
Ashland, Inc.	22,575	914,288
Burlington Resources, Inc.	65,658	2,495,004
ChevronTexaco Corp.	345,418	30,569,493
Conoco, Inc.	204,071	5,673,174
Devon Energy Corp.	50,810	2,503,917
EOG Resources, Inc.	37,901	1,504,670
Exxon Mobil Corp.	2,194,770	89,809,988
Kerr-McGee Corp.	32,010	1,714,136
Marathon Oil Corp.	101,168	2,743,676
Occidental Petroleum Corp.	121,105	3,631,939
Phillips Petroleum Co.	124,210	7,313,485
Royal Dutch Petroleum Co. (NY Shares)	687,389	37,991,990
Sunoco, Inc.	24,783	883,018
Unocal Corp.	79,742	2,945,669
		199,672,573
TOTAL ENERGY		223,128,457
FINANCIALS - 19.7%
Banks - 7.3%
AmSouth Bancorp.	119,346	2,670,963
Bank of America Corp.	498,098	35,046,175
Bank of New York Co., Inc.	240,032	8,101,080
Bank One Corp.	379,923	14,619,437
BB&T Corp.	143,353	5,533,426
Charter One Financial, Inc.	72,723	2,500,217
Comerica, Inc.	58,213	3,574,278
Fifth Third Bancorp	189,844	12,653,103
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
First Tennessee National Corp.	41,700	$ 1,597,110
FleetBoston Financial Corp.	339,898	10,995,700
Golden West Financial Corp.	51,253	3,525,181
Huntington Bancshares, Inc.	82,403	1,600,266
KeyCorp	138,346	3,776,846
Marshall & Ilsley Corp.	69,800	2,158,914
Mellon Financial Corp.	144,126	4,529,880
National City Corp.	196,595	6,536,784
Northern Trust Corp.	72,597	3,198,624
PNC Financial Services Group, Inc.	94,023	4,915,522
Regions Financial Corp.	74,164	2,606,865
SouthTrust Corp.	110,968	2,898,484
SunTrust Banks, Inc.	94,133	6,374,687
Synovus Financial Corp.	94,665	2,605,181
U.S. Bancorp, Delaware	621,319	14,507,799
Union Planters Corp.	67,141	2,173,354
Wachovia Corp.	442,910	16,910,304
Washington Mutual, Inc.	313,105	11,619,327
Wells Fargo & Co.	551,510	27,608,591
Zions Bancorp	30,100	1,568,210
		216,406,308
Diversified Financials - 7.5%
AMBAC Financial Group, Inc.	34,387	2,310,806
American Express Co.	430,413	15,632,600
Bear Stearns Companies, Inc.	32,459	1,986,491
Capital One Financial Corp.	67,950	4,148,348
Charles Schwab Corp.	444,354	4,976,765
Citigroup, Inc.	1,665,648	64,543,860
Countrywide Credit Industries, Inc.	38,370	1,851,353
Fannie Mae	323,031	23,823,536
Franklin Resources, Inc.	84,988	3,623,888
Freddie Mac	226,402	13,855,802
Household International, Inc.	149,388	7,424,584
J.P. Morgan Chase & Co.	641,979	21,775,928
Lehman Brothers Holdings, Inc.	79,436	4,966,339
MBNA Corp.	277,820	9,187,507
Merrill Lynch & Co., Inc.	273,758	11,087,199
Moody's Corp.	50,749	2,524,763
Morgan Stanley	358,122	15,427,896
Providian Financial Corp.	94,426	555,225
SLM Corp.	51,194	4,960,699
State Street Corp.	105,934	4,735,250
Stilwell Financial, Inc.	71,919	1,308,926
T. Rowe Price Group, Inc.	40,080	1,317,830
		222,025,595
Insurance - 4.6%
ACE Ltd.	84,600	2,673,360
AFLAC, Inc.	170,174	5,445,568
Allstate Corp.	231,990	8,578,990
American International Group, Inc.	845,536	57,690,921

	Shares	Value (Note 1)
Aon Corp.	85,448	$ 2,519,007
Cincinnati Financial Corp.	52,469	2,441,383
Conseco, Inc. (a)	109,141	218,282
Hartford Financial Services Group, Inc.	79,853	4,748,858
Jefferson-Pilot Corp.	49,088	2,307,136
John Hancock Financial Services, Inc.	97,067	3,416,758
Lincoln National Corp.	61,764	2,594,088
Loews Corp.	62,445	3,308,961
Marsh & McLennan Companies, Inc.	89,583	8,653,718
MBIA, Inc.	48,416	2,736,956
MetLife, Inc.	228,228	6,572,966
MGIC Investment Corp.	34,967	2,370,763
Progressive Corp.	71,680	4,146,688
SAFECO Corp.	41,776	1,290,461
St. Paul Companies, Inc.	67,590	2,630,603
The Chubb Corp.	55,269	3,913,045
Torchmark Corp.	40,433	1,544,541
UnumProvident Corp.	78,852	2,006,783
XL Capital Ltd. Class A	43,200	3,659,040
		135,468,876
Real Estate - 0.3%
Equity Office Properties Trust	137,700	4,144,770
Equity Residential Properties Trust (SBI)	87,800	2,524,250
Plum Creek Timber Co., Inc.	59,400	1,823,580
Simon Property Group, Inc.	42,400	1,562,016
		10,054,616
TOTAL FINANCIALS		583,955,395
HEALTH CARE - 13.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	322,068	13,488,208
Biogen, Inc. (a)	48,173	1,995,807
Chiron Corp. (a)	61,719	2,181,767
Genzyme Corp. - General Division (a)	68,700	1,321,788
Immunex Corp. (a)	209,500	4,680,230
MedImmune, Inc. (a)	80,684	2,130,058
		25,797,858
Health Care Equipment & Supplies - 1.6%
Applera Corp. - Applied Biosystems Group	69,304	1,350,735
Bausch & Lomb, Inc.	17,427	589,904
Baxter International, Inc.	191,956	8,532,444
Becton, Dickinson & Co.	84,060	2,895,867
Biomet, Inc.	87,788	2,380,811
Boston Scientific Corp. (a)	131,169	3,845,875
C.R. Bard, Inc.	16,572	937,644
Guidant Corp. (a)	99,070	2,994,886
Medtronic, Inc.	393,578	16,864,817
St. Jude Medical, Inc. (a)	28,022	2,069,425
Stryker Corp.	63,905	3,419,557
Zimmer Holdings, Inc. (a)	63,057	2,248,613
		48,130,578
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Aetna, Inc.	47,165	$ 2,262,505
AmerisourceBergen Corp.	33,831	2,571,156
Cardinal Health, Inc.	146,524	8,998,039
CIGNA Corp.	45,532	4,435,727
HCA, Inc.	169,233	8,038,568
Health Management Associates, Inc. Class A (a)	80,700	1,626,105
HealthSouth Corp. (a)	127,827	1,634,907
Humana, Inc. (a)	55,655	869,888
IMS Health, Inc.	96,074	1,724,528
Manor Care, Inc. (a)	36,019	828,437
McKesson Corp.	94,219	3,080,961
Quintiles Transnational Corp. (a)	38,879	485,599
Tenet Healthcare Corp. (a)	106,989	7,655,063
UnitedHealth Group, Inc.	100,215	9,174,683
Wellpoint Health Networks, Inc. (a)	41,470	3,226,781
		56,612,947
Pharmaceuticals - 9.3%
Abbott Laboratories	506,798	19,080,945
Allergan, Inc.	42,984	2,869,182
Bristol-Myers Squibb Co.	630,072	16,192,850
Eli Lilly & Co.	365,847	20,633,771
Forest Laboratories, Inc. (a)	57,811	4,093,019
Johnson & Johnson	974,454	50,924,966
King Pharmaceuticals, Inc. (a)	75,079	1,670,508
Merck & Co., Inc.	733,073	37,122,817
Pfizer, Inc.	2,020,876	70,730,660
Pharmacia Corp.	418,465	15,671,514
Schering-Plough Corp.	477,107	11,736,832
Watson Pharmaceuticals, Inc. (a)	34,814	879,750
Wyeth	429,408	21,985,690
		273,592,504
TOTAL HEALTH CARE		404,133,887
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
Boeing Co.	272,836	12,277,620
General Dynamics Corp.	65,872	7,005,487
Goodrich Corp.	33,918	926,640
Honeywell International, Inc.	265,048	9,337,641
Lockheed Martin Corp.	144,535	10,045,183
Northrop Grumman Corp.	34,137	4,267,125
Raytheon Co.	127,632	5,201,004
Rockwell Collins, Inc.	60,648	1,662,968
United Technologies Corp.	154,162	10,467,600
		61,191,268

	Shares	Value (Note 1)
Air Freight & Logistics - 0.2%
FedEx Corp.	96,574	$ 5,157,052
Ryder System, Inc.	19,834	537,303
		5,694,355
Airlines - 0.2%
AMR Corp. (a)	50,299	848,041
Delta Air Lines, Inc.	40,094	801,880
Southwest Airlines Co.	249,273	4,028,252
		5,678,173
Building Products - 0.2%
American Standard Companies, Inc. (a)	23,700	1,779,870
Crane Co.	19,326	490,494
Masco Corp.	149,803	4,061,159
		6,331,523
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	59,699	573,110
Apollo Group, Inc. Class A (a)	56,500	2,227,230
Automatic Data Processing, Inc.	201,628	8,780,899
Avery Dennison Corp.	35,727	2,241,869
Cendant Corp. (a)	316,117	5,019,938
Cintas Corp.	55,565	2,746,578
Concord EFS, Inc. (a)	166,070	5,005,350
Convergys Corp. (a)	55,939	1,089,692
Deluxe Corp.	21,972	854,491
Equifax, Inc.	47,075	1,271,025
First Data Corp.	248,100	9,229,320
Fiserv, Inc. (a)	61,996	2,275,873
H&R Block, Inc.	60,046	2,771,123
Paychex, Inc.	121,855	3,812,843
Pitney Bowes, Inc.	80,028	3,178,712
R.R. Donnelley & Sons Co.	37,309	1,027,863
Robert Half International, Inc. (a)	57,376	1,336,861
Sabre Holdings Corp. Class A (a)	43,434	1,554,937
Waste Management, Inc.	200,259	5,216,747
		60,214,461
Construction & Engineering - 0.0%
Fluor Corp.	25,516	993,848
McDermott International, Inc. (a)	19,847	160,761
		1,154,609
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	63,531	802,397
Cooper Industries Ltd.	30,451	1,196,724
Emerson Electric Co.	136,827	7,321,613
Molex, Inc.	63,150	2,117,420
Power-One, Inc. (a)	25,639	159,475
Rockwell Automation, Inc.	59,948	1,197,761
Thomas & Betts Corp.	18,897	351,484
		13,146,874
Industrial Conglomerates - 4.1%
3M Co.	125,975	15,494,925
General Electric Co.	3,216,018	93,425,323
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	46,488	$ 2,180,287
Tyco International Ltd.	651,830	8,806,223
		119,906,758
Machinery - 1.1%
Caterpillar, Inc.	111,679	5,466,687
Cummins, Inc.	13,420	444,202
Danaher Corp.	47,200	3,131,720
Deere & Co.	77,258	3,700,658
Dover Corp.	66,145	2,315,075
Eaton Corp.	22,575	1,642,331
Illinois Tool Works, Inc.	99,473	6,794,006
Ingersoll-Rand Co. Ltd. Class A	55,187	2,519,838
ITT Industries, Inc.	28,917	2,041,540
Navistar International Corp.	19,402	620,864
PACCAR, Inc.	37,447	1,662,272
Pall Corp.	39,676	823,277
Parker Hannifin Corp.	37,904	1,811,432
		32,973,902
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	124,910	3,747,300
CSX Corp.	69,507	2,436,220
Norfolk Southern Corp.	125,665	2,938,048
Union Pacific Corp.	80,749	5,109,797
		14,231,365
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	55,978	1,951,953
W.W. Grainger, Inc.	30,713	1,538,721
		3,490,674
TOTAL INDUSTRIALS		324,013,962
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
ADC Telecommunications, Inc. (a)	272,517	624,064
Andrew Corp. (a)	26,520	395,678
Avaya, Inc. (a)	93,778	464,201
CIENA Corp. (a)	107,100	448,749
Cisco Systems, Inc. (a)	2,369,418	33,053,381
Comverse Technology, Inc. (a)	60,632	561,452
Corning, Inc.	308,559	1,095,384
JDS Uniphase Corp. (a)	443,361	1,183,774
Lucent Technologies, Inc.	1,116,497	1,853,385
Motorola, Inc.	725,524	10,462,056
Nortel Networks Corp.	1,046,446	1,517,343
QUALCOMM, Inc. (a)	250,113	6,875,606
Scientific-Atlanta, Inc.	51,176	841,845
Tellabs, Inc. (a)	133,951	830,496
		60,207,414
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	116,016	2,055,804

	Shares	Value (Note 1)
Dell Computer Corp. (a)	840,058	$ 21,959,116
EMC Corp. (a)	724,533	5,470,224
Gateway, Inc. (a)	107,160	475,790
Hewlett-Packard Co.	983,465	15,027,345
International Business Machines Corp.	553,958	39,884,976
Lexmark International, Inc. Class A (a)	42,262	2,299,053
NCR Corp. (a)	31,552	1,091,699
Network Appliance, Inc. (a)	107,714	1,339,962
Palm, Inc. (a)	182,867	321,846
Sun Microsystems, Inc. (a)	1,061,333	5,317,278
		95,243,093
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	151,184	3,575,502
Jabil Circuit, Inc. (a)	62,629	1,322,098
Millipore Corp.	15,535	496,809
PerkinElmer, Inc.	40,200	444,210
Sanmina-SCI Corp. (a)	170,699	1,077,111
Solectron Corp. (a)	267,822	1,647,105
Symbol Technologies, Inc.	74,890	636,565
Tektronix, Inc. (a)	30,119	563,526
Thermo Electron Corp.	57,807	953,816
Waters Corp. (a)	42,500	1,134,750
		11,851,492
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	200,492	2,959,262
IT Consulting & Services - 0.3%
Computer Sciences Corp. (a)	55,569	2,656,198
Electronic Data Systems Corp.	156,362	5,808,848
Unisys Corp. (a)	103,634	932,706
		9,397,752
Office Electronics - 0.1%
Xerox Corp. (a)	236,563	1,648,844
Semiconductor Equipment & Products - 3.3%
Advanced Micro Devices, Inc. (a)	110,491	1,073,973
Agere Systems, Inc.:
Class A (a)	1	1
Class B (a)	1	2
Altera Corp. (a)	125,267	1,703,631
Analog Devices, Inc. (a)	118,127	3,508,372
Applied Materials, Inc. (a)	533,150	10,140,513
Applied Micro Circuits Corp. (a)	97,288	460,172
Broadcom Corp. Class A (a)	85,240	1,495,110
Intel Corp.	2,163,697	39,530,744
KLA-Tencor Corp. (a)	60,856	2,677,055
Linear Technology Corp.	103,138	3,241,627
LSI Logic Corp. (a)	118,770	1,039,238
Maxim Integrated Products, Inc. (a)	105,907	4,059,415
Micron Technology, Inc. (a)	195,170	3,946,337
National Semiconductor Corp. (a)	57,802	1,686,084
Novellus Systems, Inc. (a)	46,587	1,583,958
NVIDIA Corp. (a)	47,000	807,460
PMC-Sierra, Inc. (a)	53,624	497,094
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
QLogic Corp. (a)	30,254	$ 1,152,677
Teradyne, Inc. (a)	57,064	1,341,004
Texas Instruments, Inc.	564,530	13,379,361
Vitesse Semiconductor Corp. (a)	60,471	188,065
Xilinx, Inc. (a)	109,052	2,446,036
		95,957,929
Software - 4.5%
Adobe Systems, Inc.	78,034	2,223,969
Autodesk, Inc.	38,338	507,979
BMC Software, Inc. (a)	79,454	1,318,936
Citrix Systems, Inc. (a)	64,818	391,501
Computer Associates International, Inc.	189,802	3,015,954
Compuware Corp. (a)	120,030	728,582
Intuit, Inc. (a)	69,945	3,477,665
Mercury Interactive Corp. (a)	26,902	617,670
Microsoft Corp. (a)	1,754,235	95,956,652
Novell, Inc. (a)	105,647	339,127
Oracle Corp. (a)	1,791,749	16,967,863
Parametric Technology Corp. (a)	87,820	301,223
PeopleSoft, Inc. (a)	100,362	1,493,387
Rational Software Corp. (a)	64,200	527,082
Siebel Systems, Inc. (a)	152,757	2,172,205
VERITAS Software Corp. (a)	132,023	2,612,735
		132,652,530
TOTAL INFORMATION TECHNOLOGY		409,918,316
MATERIALS - 3.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	73,869	3,728,168
Dow Chemical Co.	293,237	10,081,488
E.I. du Pont de Nemours & Co.	321,440	14,271,936
Eastman Chemical Co.	25,113	1,177,800
Ecolab, Inc.	41,584	1,922,428
Engelhard Corp.	42,323	1,198,587
Great Lakes Chemical Corp.	16,278	431,204
Hercules, Inc. (a)	35,238	408,761
International Flavors & Fragrances, Inc.	30,783	1,000,140
PPG Industries, Inc.	54,918	3,399,424
Praxair, Inc.	52,290	2,978,961
Rohm & Haas Co.	71,682	2,902,404
Sigma Aldrich Corp.	23,874	1,197,281
		44,698,582
Construction Materials - 0.0%
Vulcan Materials Co.	33,989	1,488,718
Containers & Packaging - 0.2%
Ball Corp.	17,922	743,405
Bemis Co., Inc.	17,154	814,815
Pactiv Corp. (a)	51,753	1,231,721

	Shares	Value (Note 1)
Sealed Air Corp.	27,265	$ 1,097,962
Temple-Inland, Inc.	16,349	945,953
		4,833,856
Metals & Mining - 0.9%
Alcan, Inc.	104,612	3,980,817
Alcoa, Inc.	276,286	9,158,881
Allegheny Technologies, Inc.	26,237	414,545
Barrick Gold Corp.	174,530	3,318,407
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	47,049	839,825
Inco Ltd. (a)	59,433	1,338,546
Newmont Mining Corp. Holding Co.	127,526	3,357,760
Nucor Corp.	25,385	1,651,040
Phelps Dodge Corp.	25,659	1,057,151
Placer Dome, Inc.	107,111	1,200,875
United States Steel Corp.	29,149	579,774
Worthington Industries, Inc.	27,991	506,637
		27,404,258
Paper & Forest Products - 0.6%
Boise Cascade Corp.	18,825	650,027
Georgia-Pacific Group	74,118	1,821,820
International Paper Co.	156,714	6,829,596
Louisiana-Pacific Corp.	33,964	359,679
MeadWestvaco Corp.	64,531	2,165,660
Weyerhaeuser Co.	71,562	4,569,234
		16,396,016
TOTAL MATERIALS		94,821,430
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	101,061	4,749,867
AT&T Corp.	1,162,930	12,443,351
BellSouth Corp.	606,590	19,107,585
CenturyTel, Inc.	46,163	1,361,809
Citizens Communications Co.	89,018	744,190
Qwest Communications International, Inc.	549,529	1,538,681
SBC Communications, Inc.	1,088,270	33,192,235
Sprint Corp. - FON Group	292,541	3,103,860
Verizon Communications, Inc.	886,719	35,601,768
		111,843,346
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	878,700	5,140,395
Nextel Communications, Inc. Class A (a)	259,576	833,239
Sprint Corp. - PCS Group Series 1 (a)	321,496	1,437,087
		7,410,721
TOTAL TELECOMMUNICATION SERVICES		119,254,067
UTILITIES - 3.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	40,757	1,049,493
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Ameren Corp.	44,883	$ 1,930,418
American Electric Power Co., Inc.	106,439	4,259,689
Cinergy Corp.	52,028	1,872,488
CMS Energy Corp.	43,607	478,805
Consolidated Edison, Inc.	69,457	2,899,830
Constellation Energy Group, Inc.	53,490	1,569,397
Dominion Resources, Inc.	87,325	5,780,915
DTE Energy Co.	53,946	2,408,149
Edison International (a)	106,586	1,811,962
Entergy Corp.	72,250	3,066,290
Exelon Corp.	105,105	5,496,992
FirstEnergy Corp.	98,871	3,300,314
FPL Group, Inc.	57,618	3,456,504
PG&E Corp. (a)	126,780	2,268,094
Pinnacle West Capital Corp.	27,681	1,093,400
PPL Corp.	47,753	1,579,669
Progress Energy, Inc.	71,102	3,698,015
Public Service Enterprise Group, Inc.	68,490	2,965,617
Reliant Energy, Inc.	97,439	1,646,719
Southern Co.	228,645	6,264,873
TECO Energy, Inc.	44,300	1,096,425
TXU Corp.	87,582	4,514,852
Xcel Energy, Inc.	121,651	2,040,087
		66,548,997
Gas Utilities - 0.4%
El Paso Corp.	188,062	3,875,958
KeySpan Corp.	45,269	1,704,378
Kinder Morgan, Inc.	37,743	1,434,989
Nicor, Inc.	14,571	666,623
NiSource, Inc.	68,065	1,485,859
Peoples Energy Corp.	11,641	424,431
Sempra Energy	67,897	1,502,561
		11,094,799
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	174,183	944,072
Calpine Corp. (a)	97,810	687,604
Duke Energy Corp.	270,927	8,425,830
Dynegy, Inc. Class A	122,520	882,144
Mirant Corp. (a)	132,378	966,359
Williams Companies, Inc.	169,684	1,016,407
		12,922,416
TOTAL UTILITIES		90,566,212
TOTAL COMMON STOCKS (Cost $2,496,764,067)		2,942,217,449
U.S. Treasury Obligations - 0.1%
Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.66% to 1.69% 9/12/02 (c) (Cost $1,574,553)	-	$ 1,580,000	$ 1,574,682
Money Market Funds - 4.8%
	Shares
Deutsche Daily Assets Fund Institutional, 1.96% (b) (Cost $143,033,657)	143,033,657	143,033,657
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $2,641,372,277)		3,086,825,788
NET OTHER ASSETS - (4.4)%		(130,879,860)
NET ASSETS - 100%		$ 2,955,945,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
61 S&P 500 Index Contracts	Sept. 2002	$ 15,099,025	$ 293,709

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,574,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $94,248,952 and $139,332,094.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $12,750 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral letters of credit valued at $2,899,836.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,706,000. The weighted average interest rate was 1.87%. At period end there were no bank borrowings outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $2,649,109,619. Net unrealized appreciation aggregated $437,716,169, of which $890,979,568 related to appreciated investment securities and $453,263,399 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $55,550,000 of which $12,929,000 and $42,621,000 will expire on December 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $127,989,732) (cost $2,641,372,277) - See accompanying schedule		$ 3,086,825,788
Receivable for investments sold		10,735,348
Receivable for fund shares sold		1,540,501
Dividends receivable		3,527,161
Other receivables		50,285
Total assets		3,102,679,083
Liabilities
Payable to custodian bank	$ 475,121
Payable for fund shares redeemed	2,414,972
Accrued management fee	480,555
Distribution fees payable	5,957
Payable for daily variation on futures contracts	15,516
Other payables and accrued expenses	307,377
Collateral on securities loaned, at value	143,033,657
Total liabilities		146,733,155
Net Assets		$ 2,955,945,928
Net Assets consist of:
Paid in capital		$ 2,612,155,512
Undistributed net investment income		19,534,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,491,240)
Net unrealized appreciation (depreciation) on investments		445,747,220
Net Assets		$ 2,955,945,928
Initial Class: Net Asset Value, offering price and redemption price per share ($2,923,613,315 ÷ 26,233,962 shares)		$ 111.44
Service Class: Net Asset Value, offering price and redemption price per share ($5,940,663 ÷ 53,377 shares)		$ 111.30
Service Class 2: Net Asset Value, offering price and redemption price per share ($26,391,950 ÷ 238,008 shares)		$ 110.89

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 23,774,939
Interest		163,320
Security lending		365,333
Total income		24,303,592
Expenses
Management fee	$ 4,013,341
Transfer agent fees	1,111,000
Distribution fees	31,905
Accounting and security lending fees	307,482
Non-interested trustees' compensation	3,486
Audit	25,095
Legal	9,475
Interest	1,185
Miscellaneous	56,887
Total expenses before reductions	5,559,856
Expense reductions	(836,298)	4,723,558
Net investment income (loss)		19,580,034
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(44,290,345)
Foreign currency transactions	(2,169)
Futures contracts	(2,563,903)
Total net realized gain (loss)		(46,856,417)
Change in net unrealized appreciation (depreciation) on: Investment securities	(434,350,918)
Futures contracts	(37,336)
Total change in net unrealized appreciation (depreciation)		(434,388,254)
Net gain (loss)		(481,244,671)
Net increase (decrease) in net assets resulting from operations		$ (461,664,637)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,580,034	$ 39,993,861
Net realized gain (loss)	(46,856,417)	(75,070,584)
Change in net unrealized appreciation (depreciation)	(434,388,254)	(470,213,066)
Net increase (decrease) in net assets resulting from operations	(461,664,637)	(505,289,789)
Distributions to shareholders from net investment income	(39,813,740)	(44,349,182)
Share transactions - net increase (decrease)	(40,549,354)	(101,528,167)
Total increase (decrease) in net assets	(542,027,731)	(651,167,138)
Net Assets
Beginning of period	3,497,973,659	4,149,140,797
End of period (including undistributed net investment income of $19,534,436 and undistributed net investment income of $39,763,829, respectively)	$ 2,955,945,928	$ 3,497,973,659
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,933,107	35,507	150,505
Reinvested	321,923	354	1,841
Redeemed	(2,739,061)	(7,710)	(63,755)
Net increase (decrease)	(484,031)	28,151	88,591
Dollars
Sold	$ 242,636,776	$ 4,428,542	$ 18,812,913
Reinvested	39,545,037	43,491	225,252
Redeemed	(337,236,980)	(944,629)	(8,059,756)
Net increase (decrease)	$ (55,055,167)	$ 3,527,404	$ 10,978,409

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	6,184,955	25,891	260,463
Reinvested	292,574	6	464
Redeemed	(7,504,344)	(1,271)	(113,677)
Net increase (decrease)	(1,026,815)	24,626	147,250
Dollars
Sold	$ 838,885,942	$ 3,293,163	$ 34,748,747
Reinvested	44,278,192	967	70,023
Redeemed	(1,008,036,633)	(160,944)	(14,607,624)
Net increase (decrease)	$ (124,872,499)	$ 3,133,186	$ 20,211,146

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,544,997	$ 43,491	$ 225,252
From net realized gain	-	-	-
Total	$ 39,544,997	$ 43,491	$ 225,252

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 44,278,192	$ 967	$ 70,023
From net realized gain	-	-	-
Total	$ 44,278,192	$ 967	$ 70,023

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Income from Investment Operations
Net investment income (loss) E	.73	1.48	1.51	1.64	1.65	1.80
Net realized and unrealized gain (loss)	(17.88)	(19.34)	(16.99)	26.88	29.70	26.67
Total from investment operations	(17.15)	(17.86)	(15.48)	28.52	31.35	28.47
Distributions from net investment income	(1.49)	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)
Distributions from net realized gain	-	-	(.73)	(.95)	(3.15)	(2.09)
Total distributions	(1.49)	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)
Net asset value, end of period	$ 111.44	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40
Total Return B, C, D	(13.29)%	(12.09)%	(9.30)%	20.52%	28.31%	32.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.33% A	.35%	.33%	.34%	.35%	.40%
Expenses net of voluntary waivers, if any	.28% A	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28% A	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.17% A	1.09%	.94%	1.09%	1.33%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,923,613	$ 3,475,357	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042
Portfolio turnover rate	6% A	9%	10%	8%	4%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	.65	1.24	.65
Net realized and unrealized gain (loss)	(17.82)	(19.23)	(17.88)
Total from investment operations	(17.17)	(17.99)	(17.23)
Distributions from net investment income	(1.47)	(1.53)	-
Net asset value, end of period	$ 111.30	$ 129.94	$ 149.46
Total Return B, C, D	(13.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.47% A	.56%	.43% A
Expenses net of voluntary waivers, if any	.38% A	.38%	.38% A
Expenses net of all reductions	.38% A	.38%	.38% A
Net investment income (loss)	1.07% A	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,941	$ 3,278	$ 90
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	.56	1.09	1.04
Net realized and unrealized gain (loss)	(17.77)	(19.23)	(12.71)
Total from investment operations	(17.21)	(18.14)	(11.67)
Distributions from net investment income	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	(.73)
Total distributions	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 110.89	$ 129.43	$ 149.18
Total Return B, C, D	(13.39)%	(12.31)%	(7.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	.59% A	.61%	.76% A
Expenses net of voluntary waivers, if any	.53% A	.53%	.53% A
Expenses net of all reductions	.53% A	.53%	.53% A
Net investment income (loss)	.92% A	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,392	$ 19,338	$ 323
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Index 500 Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .24% of the fund's average net assets.

Sub-Adviser Fee. FMR and the fund have entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI receives a sub-advisory fee from FMR for providing discretionary investment advisory services to the fund.

The Fund has entered into a securities lending agreement with Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG. DBTCA retains up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained $92,271.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 2,285
Service Class 2	29,620
$ 31,905

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 1,099,091
Service Class	2,416
Service Class 2	9,493
$ 1,111,000

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Index 500 Portfolio

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Initial Class	.28%	$ 823,116
Service Class	.38%	2,026
Service Class 2.53%		7,517
		$ 832,659

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,639.

9. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 29% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Deutsche Asset Management, Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Deutsche Bank Trust Company Americas
New York, NY

VIPIDX-SANN-0802 157819
1.705630.104

Fidelity® Variable Insurance Products:

Asset ManagerSM  Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Asset ManagerSM - Initial Class	-8.87%	3.20%	7.72%
Fidelity Asset Manager Composite	-5.68%	5.79%	8.81%
S&P 500 ®	-17.99%	3.66%	11.43%
LB Aggregate Bond	8.63%	7.57%	7.34%
LB 3 Month T-Bill	2.65%	4.91%	4.71%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	8.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM  Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Asset Manager SM  Portfolio - Initial Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $21,036 - a 110.36% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,516 over the same period - a 195.16% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,315 - a 103.15% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $23,271 - a 132.71% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Asset ManagerSM - Service Class	-9.05%	3.05%	7.64%
Fidelity Asset Manager Composite	-5.68%	5.79%	8.81%
S&P 500 ®	-17.99%	3.66%	11.43%
LB Aggregate Bond	8.63%	7.57%	7.34%
LB 3 Month T-Bill	2.65%	4.91%	4.71%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	8.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset ManagerSM  Portfolio - Service Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $20,881 - a 108.81% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,516 over the same period - a 195.16% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,315 - a 103.15% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $23,271 - a 132.71% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Asset ManagerSM - Service Class 2	-9.16%	2.97%	7.60%
Fidelity Asset Manager Composite	-5.68%	5.79%	8.81%
S&P 500 ®	-17.99%	3.66%	11.43%
LB Aggregate Bond	8.63%	7.57%	7.34%
LB 3 Month T-Bill	2.65%	4.91%	4.71%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	8.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset ManagerSM  Portfolio - Service Class 2 on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $20,801 - a 108.01% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,516 over the same period - a 195.16% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,315 - a 103.15% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $23,271 - a 132.71% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)

(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 5.13% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 5.68% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 50% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. We subsequently sold Avon prior to period end. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of June 30, 2002, more than $3.1 billion

Manager: Richard Habermann and Ford O'Neil, since 2001; Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	3.9
American International Group, Inc.	2.5
General Electric Co.	2.4
Fannie Mae	2.2
Microsoft Corp.	1.9
12.9
Top Five Bond Issuers as of June 30, 2002
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	10.1
U.S. Treasury Obligations	5.6
Government National Mortgage Association	2.4
Freddie Mac	1.6
Ford Motor Credit Co.	0.4
20.1
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	49.2%
Bond Class	45.2%
Short-Term Class	5.6%

* Foreign investments 4.8%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
Dana Corp.	73,700	$ 1,365,661
Exide Technologies warrants 3/18/06 (a)	2	1
		1,365,662
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	251,800	7,163,710
Household Durables - 0.1%
Leggett & Platt, Inc.	138,700	3,245,580
Media - 2.7%
AOL Time Warner, Inc. (a)	1,678,200	24,686,322
Clear Channel Communications, Inc. (a)	1,822,700	58,362,854
Cox Communications, Inc. Class A (a)	23,100	636,405
		83,685,581
Multiline Retail - 0.5%
Federated Department Stores, Inc. (a)	125,000	4,962,500
Target Corp.	185,200	7,056,120
Wal-Mart Stores, Inc.	63,900	3,515,139
		15,533,759
Specialty Retail - 1.3%
Home Depot, Inc.	680,100	24,980,073
Lowe's Companies, Inc.	333,700	15,149,980
		40,130,053
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	8,445	162,566
TOTAL CONSUMER DISCRETIONARY		151,286,911
CONSUMER STAPLES - 4.2%
Beverages - 1.4%
PepsiCo, Inc.	345,800	16,667,560
The Coca-Cola Co.	467,400	26,174,400
		42,841,960
Food & Drug Retailing - 1.3%
Albertson's, Inc.	263,000	8,010,980
CVS Corp.	705,200	21,579,120
Rite Aid Corp. (a)	1,380,100	3,243,235
Safeway, Inc. (a)	159,700	4,661,643
Sysco Corp.	123,200	3,353,504
		40,848,482
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	29,200	751,900
Personal Products - 0.4%
Alberto-Culver Co. Class B	162,800	7,781,840
Gillette Co.	141,100	4,779,057
		12,560,897
Tobacco - 1.1%
Philip Morris Companies, Inc.	806,200	35,214,816
TOTAL CONSUMER STAPLES		132,218,055

	Shares	Value (Note 1)
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
BJ Services Co. (a)	105,600	$ 3,577,728
ENSCO International, Inc.	13,600	370,736
GlobalSantaFe Corp.	72,100	1,971,935
Halliburton Co.	227,300	3,623,162
		9,543,561
Oil & Gas - 2.6%
ChevronTexaco Corp.	242,000	21,417,000
Conoco, Inc.	1,472,800	40,943,840
Exxon Mobil Corp.	434,300	17,771,556
		80,132,396
TOTAL ENERGY		89,675,957
FINANCIALS - 11.2%
Banks - 2.5%
Bank of America Corp.	173,800	12,228,568
Bank One Corp.	214,100	8,238,568
Comerica, Inc.	167,900	10,309,060
FleetBoston Financial Corp.	468,300	15,149,505
PNC Financial Services Group, Inc.	235,150	12,293,642
Synovus Financial Corp.	198,000	5,448,960
Wachovia Corp.	397,403	15,172,847
		78,841,150
Diversified Financials - 5.7%
Citigroup, Inc.	1,292,500	50,084,375
Fannie Mae	936,200	69,044,750
Goldman Sachs Group, Inc.	131,900	9,674,865
Merrill Lynch & Co., Inc.	637,800	25,830,900
Morgan Stanley	520,600	22,427,448
		177,062,338
Insurance - 3.0%
AFLAC, Inc.	61,800	1,977,600
Allmerica Financial Corp.	120,100	5,548,620
American International Group, Inc.	1,146,100	78,198,403
Hartford Financial Services Group, Inc.	114,800	6,827,156
PartnerRe Ltd.	39,300	1,923,735
		94,475,514
TOTAL FINANCIALS		350,379,002
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 0.6%
C.R. Bard, Inc.	105,800	5,986,164
Guidant Corp. (a)	399,400	12,073,862
		18,060,026
Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	1,975,800	121,333,867
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	59,300	$ 1,939,110
Priority Healthcare Corp. Class B (a)	114,500	2,690,750
		125,963,727
Pharmaceuticals - 4.8%
Abbott Laboratories	1,600	60,240
Bristol-Myers Squibb Co.	1,444,400	37,121,080
Elan Corp. PLC sponsored ADR (a)	573,200	3,135,404
Eli Lilly & Co.	12,600	710,640
Merck & Co., Inc.	362,500	18,357,000
Pfizer, Inc.	1,294,300	45,300,500
Schering-Plough Corp.	1,494,900	36,774,540
Wyeth	174,200	8,919,040
		150,378,444
TOTAL HEALTH CARE		294,402,197
INDUSTRIALS - 3.9%
Airlines - 0.1%
AMR Corp. (a)	75,800	1,277,988
Delta Air Lines, Inc.	81,700	1,634,000
		2,911,988
Building Products - 0.1%
Masco Corp.	154,200	4,180,362
Commercial Services & Supplies - 0.2%
ChoicePoint, Inc. (a)	41,733	1,897,615
First Data Corp.	94,400	3,511,680
		5,409,295
Industrial Conglomerates - 3.0%
General Electric Co.	2,611,000	75,849,550
Tyco International Ltd.	1,259,500	17,015,845
		92,865,395
Machinery - 0.2%
Ingersoll-Rand Co. Ltd. Class A	120,100	5,483,766
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	129,400	3,882,000
Norfolk Southern Corp.	160,500	3,752,490
Union Pacific Corp.	34,400	2,176,832
		9,811,322
TOTAL INDUSTRIALS		120,662,128
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	876,400	12,225,780
Comverse Technology, Inc. (a)	259,900	2,406,674
		14,632,454
Computers & Peripherals - 1.0%
Dell Computer Corp. (a)	910,600	23,803,084

	Shares	Value (Note 1)
EMC Corp. (a)	404,100	$ 3,050,955
Sun Microsystems, Inc. (a)	572,200	2,866,722
		29,720,761
Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc. (a)	28,300	587,225
Solectron Corp. (a)	906,100	5,572,515
		6,159,740
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	63,300	858,348
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	24,300	902,745
Semiconductor Equipment & Products - 1.1%
Analog Devices, Inc. (a)	87,100	2,586,870
Atmel Corp. (a)	292,700	1,832,302
Intel Corp.	450,800	8,236,116
Lattice Semiconductor Corp. (a)	145,000	1,267,300
Linear Technology Corp.	131,300	4,126,759
Micron Technology, Inc. (a)	265,800	5,374,476
Semtech Corp. (a)	77,700	2,074,590
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	275,000	3,575,000
United Microelectronics Corp. sponsored ADR	482,600	3,547,110
		32,620,523
Software - 2.6%
Adobe Systems, Inc.	92,200	2,627,700
Computer Associates International, Inc.	745,000	11,838,050
Microsoft Corp. (a)	1,079,000	59,021,300
Network Associates, Inc. (a)	78,100	1,504,987
Oracle Corp. (a)	227,300	2,152,531
Take-Two Interactive Software, Inc. (a)	200,000	4,118,000
VERITAS Software Corp. (a)	40,200	795,558
		82,058,126
TOTAL INFORMATION TECHNOLOGY		166,952,697
MATERIALS - 0.4%
Chemicals - 0.1%
IMC Global, Inc.	293,400	3,667,500
Metals & Mining - 0.3%
Alcoa, Inc.	148,100	4,909,515
Ryerson Tull, Inc.	326,900	3,801,847
		8,711,362
TOTAL MATERIALS		12,378,862
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T Corp.	566,900	6,065,830
BellSouth Corp.	704,200	22,182,300
McCaw International Ltd. warrants 4/16/07 (a)(f)	8,150	1
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL, Inc. warrants 10/14/08 (a)	3,742	$ 37
Ono Finance PLC rights 5/31/09 (a)(f)	1,740	17
Qwest Communications International, Inc.	1,050,300	2,940,840
SBC Communications, Inc.	1,200,200	36,606,100
Verizon Communications, Inc.	869,200	34,898,380
		102,693,505
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	2,845	51,210
Nextel Communications, Inc. Class A (a)	500,000	1,605,000
		1,656,210
TOTAL TELECOMMUNICATION SERVICES		104,349,715
UTILITIES - 0.9%
Electric Utilities - 0.8%
FirstEnergy Corp.	376,400	12,564,232
Southern Co.	262,100	7,181,540
TXU Corp.	119,300	6,149,915
		25,895,687
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	185,700	1,006,494
TOTAL UTILITIES		26,902,181
TOTAL COMMON STOCKS (Cost $1,675,265,847)		1,449,207,705
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00	168,800	3,266,786
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	2,993	599
TOTAL CONVERTIBLE PREFERRED STOCKS		3,267,385
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,490	1,421,460

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	$ 1,647,800
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	2,604	1,223,880
Dobson Communications Corp. $130.00 pay-in-kind	829	414,500
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	5,948	1,368,040
		3,006,420
TOTAL TELECOMMUNICATION SERVICES		4,654,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,075,680
TOTAL PREFERRED STOCKS (Cost $19,889,860)		9,343,065
Corporate Bonds - 22.7%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 1,560,000	1,190,475
Specialty Retail - 0.3%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	6,974,000	8,004,339
TOTAL CONSUMER DISCRETIONARY			9,194,814
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	10,840,000	5,057,944
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	2,940,000	2,879,363
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
CIENA Corp. 3.75% 2/1/08	Ba3	2,620,000	1,519,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	5,070,000	3,954,752
Juniper Networks, Inc. 4.75% 3/15/07	B2	8,930,000	5,218,603
			10,692,955
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	$ 7,110,000	$ 3,011,796
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	6,010,000	5,425,227
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	1,950,000	1,111,500
0% 11/20/20	Ba3	2,490,000	1,164,075
			10,712,598
Semiconductor Equipment & Products - 0.3%
Agere Systems, Inc. 6.5% 12/15/09	B2	1,750,000	1,212,960
Atmel Corp. 0% 5/23/21	CCC+	1,643,000	482,713
LSI Logic Corp. 4% 2/15/05	Ba3	2,660,000	2,241,316
Transwitch Corp. 4.5% 9/12/05	B3	31,000	18,290
Vitesse Semiconductor Corp. 4% 3/15/05	B3	5,020,000	3,677,150
			7,632,429
TOTAL INFORMATION TECHNOLOGY			29,037,982
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	530,000	242,475
5.25% 1/15/10	B3	1,030,000	436,514
6% 6/1/11	B3	7,260,000	3,258,288
			3,937,277
TOTAL CONVERTIBLE BONDS			50,107,380
Nonconvertible Bonds - 21.1%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	610,000	600,850
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	1,800,000	1,924,200
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	2,500,000	2,609,200
Dana Corp. 10.125% 3/15/10 (f)	Ba3	1,820,000	1,865,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	1,440,000	1,440,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Lear Corp. 7.96% 5/15/05	Ba1	$ 2,280,000	$ 2,337,000
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	400,000	407,000
			11,183,750
Hotels, Restaurants & Leisure - 1.4%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	780,000	819,000
Domino's, Inc. 10.375% 1/15/09	B2	1,500,000	1,612,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,330,000	4,459,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	1,990,000	1,910,400
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,585,000	5,612,925
International Game Technology 8.375% 5/15/09	Ba1	1,220,000	1,281,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	1,110,000	1,101,675
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	1,170,000	1,237,275
Penn National Gaming, Inc. 8.875% 3/15/10	B3	2,270,000	2,247,300
Premier Parks, Inc.:
0% 4/1/08 (d)	B2	3,875,000	3,744,219
9.75% 6/15/07	B2	1,760,000	1,804,000
Station Casinos, Inc. 8.375% 2/15/08	B1	6,975,000	7,131,938
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	1,535,000	1,561,863
8.875% 8/15/11 (f)	B2	1,210,000	1,231,175
yankee 8.625% 12/15/07	B2	1,705,000	1,743,363
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	1,070,000	1,107,450
8.875% 4/15/11	Ba1	3,030,000	3,219,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	2,260,000	2,327,800
			44,153,158
Household Durables - 0.4%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	2,480,000	2,517,200
8.875% 4/1/08	Ba2	325,000	329,875
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	525,000	441,000
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	420,000	406,350
8% 2/1/09	Ba1	1,040,000	1,024,400
KB Home 8.625% 12/15/08	Ba3	1,070,000	1,080,700
Lennar Corp. 7.625% 3/1/09	Ba1	1,500,000	1,515,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 9.125% 6/15/11	Ba3	$ 1,340,000	$ 1,420,400
Sealy Mattress Co. 9.875% 12/15/07	B3	2,605,000	2,631,050
Standard Pacific Corp. 9.25% 4/15/12	Ba3	725,000	725,000
WCI Communities, Inc. 10.625% 2/15/11	B1	910,000	955,500
			13,046,475
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09 (f)	B2	1,740,000	1,740,000
Media - 2.6%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	975,000	965,250
9.875% 2/1/12	Caa3	1,300,000	1,300,000
American Media Operations, Inc. 10.25% 5/1/09	B2	1,870,000	1,963,500
AOL Time Warner, Inc.:
6.75% 4/15/11	Baa1	3,500,000	3,220,931
6.875% 5/1/12	Baa1	1,585,000	1,461,765
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	3,740,000	3,676,480
Chancellor Media Corp.:
8% 11/1/08	Ba1	1,260,000	1,247,400
8.125% 12/15/07	Ba2	435,000	430,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	565,000	242,950
0% 4/1/11 (d)	B2	5,745,000	2,757,600
0% 5/15/11 (d)	B2	1,460,000	525,600
10% 4/1/09	B2	1,150,000	793,500
10% 5/15/11	B2	425,000	284,750
10.75% 10/1/09	B2	3,355,000	2,314,950
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,625,000	1,616,875
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	5,975,000	6,111,887
Corus Entertainment, Inc. 8.75% 3/1/12	B1	3,865,000	3,922,975
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	6,420,000	5,136,000
7.625% 7/15/18	Ba2	545,000	430,550
7.875% 2/15/18	Ba2	205,000	157,850
9.875% 4/1/23	BB-	1,370,000	1,027,500

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	$ 2,050,000	$ 1,875,750
9.375% 2/1/09	B1	3,445,000	3,203,850
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	2,495,000	2,507,475
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	1,020,000	1,081,200
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	345,000	351,900
International Cabletel, Inc. 11.5% 2/1/06 (c)	Ca	2,000,000	600,000
Lamar Media Corp.:
8.625% 9/15/07	Ba3	100,000	102,500
9.25% 8/15/07	B1	2,275,000	2,366,000
LBI Media, Inc. 10.125% 7/15/12	B3	1,495,000	1,495,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	7,000,000	6,533,562
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	2,110,000	2,141,650
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	3,265,000	2,807,900
Quebecor Media, Inc. 11.125% 7/15/11	B2	35,000	34,300
Radio One, Inc. 8.875% 7/1/11	B3	7,970,000	7,970,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	2,465,000	2,563,600
Telewest PLC yankee:
9.625% 10/1/06	Caa3	2,530,000	1,012,000
11% 10/1/07	Caa3	415,000	168,075
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	1,000,000	995,015
Yell Finance BV:
0% 8/1/11 (d)	B2	420,000	286,650
10.75% 8/1/11	B2	3,520,000	3,819,200
			81,504,590
Multiline Retail - 0.1%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	2,435,000	2,557,317
TOTAL CONSUMER DISCRETIONARY			154,185,290
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	400,000	414,000
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	2,230,000	2,320,516
Pathmark Stores, Inc. 8.75% 2/1/12	B2	620,000	632,400
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	$ 320,000	$ 301,600
6.125% 12/15/08 (f)	Caa3	1,350,000	796,500
6.875% 8/15/13	Caa3	855,000	521,550
Safeway, Inc. 6.5% 3/1/11	Baa2	2,160,000	2,225,513
			6,798,079
Food Products - 0.2%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	1,155,000	1,201,200
Corn Products International, Inc. 8.25% 7/15/07	Ba1	1,980,000	1,960,042
Dean Foods Co.:
6.625% 5/15/09	B1	180,000	171,000
6.9% 10/15/17	B1	195,000	167,700
8.15% 8/1/07	B1	1,150,000	1,178,750
Del Monte Corp. 9.25% 5/15/11	B3	870,000	904,800
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	1,025,000	1,045,500
Michael Foods, Inc. 11.75% 4/1/11	B2	105,000	115,500
			6,744,492
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	300,000	283,500
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	310,000	317,750
10% 11/1/08	Ba3	2,190,000	2,529,450
			3,130,700
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	475,000	332,500
9% 11/1/06	Caa3	1,350,000	945,000
12% 12/1/05	Caa1	2,050,000	2,029,500
			3,307,000
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,955,000	4,228,639
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	1,430,000	1,464,126
			5,692,765
TOTAL CONSUMER STAPLES			26,087,036

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	$ 665,000	$ 678,300
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	1,020,000	1,063,350
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	570,000	582,825
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	710,000	704,675
			3,029,150
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	1,610,000	1,718,186
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	890,000	898,900
8.125% 4/1/11	B1	3,610,000	3,564,875
8.375% 11/1/08	B1	1,350,000	1,339,875
8.5% 3/15/12	B1	2,600,000	2,567,500
Devon Energy Corp. 7.95% 4/15/32	Baa2	2,315,000	2,490,215
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	560,000	560,000
Forest Oil Corp. 8% 12/15/11	Ba3	1,030,000	1,030,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	340,000	351,900
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	3,000,000	2,992,500
Petro-Canada 7% 11/15/28	Baa2	1,290,000	1,264,034
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	1,510,000	1,485,478
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2	5,425,000	5,601,313
Suncor Energy, Inc. 7.15% 2/1/32	A3	1,540,000	1,584,218
The Coastal Corp. 9.625% 5/15/12	Baa2	2,720,000	3,012,291
Valero Energy Corp. 6.875% 4/15/12	Baa2	1,200,000	1,233,097
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	2,335,000	2,299,975
			33,994,357
TOTAL ENERGY			37,023,507
FINANCIALS - 6.0%
Banks - 1.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	5,000,000	5,457,335
7.8% 2/15/10	Aa3	1,120,000	1,253,325
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
BankBoston Corp. 6.625% 2/1/04	A2	$ 510,000	$ 531,450
Capital One Bank 6.5% 7/30/04	Baa2	1,740,000	1,757,576
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	8,340,000	8,774,314
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	1,190,000	1,280,992
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,730,000	1,881,321
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	500,000	517,675
Korea Development Bank 7.375% 9/17/04	A3	615,000	659,561
MBNA America Bank NA 6.625% 6/15/12	Baa2	1,565,000	1,548,568
MBNA Corp. 7.5% 3/15/12	Baa2	2,035,000	2,167,015
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	1,660,000	1,735,356
7.816% 11/29/49	A1	3,230,000	3,517,002
Wachovia Corp. 4.95% 11/1/06	A1	5,000,000	5,038,845
Washington Mutual Bank 6.875% 6/15/11	A3	2,000,000	2,101,638
			38,221,973
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	2,500,000	2,886,255
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	4,250,000	4,497,869
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	1,710,000	1,714,275
7.858% 4/1/13	Baa1	2,200,000	2,381,196
American Gen. Finance Corp. 5.875% 7/14/06	A1	3,340,000	3,449,135
Amvescap PLC:
5.9% 1/15/07	A2	1,015,000	1,027,818
6.6% 5/15/05	A2	4,410,000	4,672,554
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,955,000	2,955,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	1,265,000	1,322,736
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,500,000	2,340,320

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
CIT Group, Inc.:
5.5% 2/15/04	A2	$ 680,000	$ 654,241
7.75% 4/2/12	A2	1,440,000	1,417,575
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	782,237	729,930
6.9% 1/2/17	Baa3	314,338	291,999
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,590,000	2,647,457
5.5% 2/1/07	A3	2,500,000	2,544,580
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	3,075,000	3,099,102
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	605,000	649,070
7.92% 5/18/12	Baa1	920,000	953,047
10.06% 1/2/16	Ba1	410,000	385,400
Details Capital Corp. 0% 11/15/07 (d)	Caa1	505,000	479,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	2,340,000	2,436,960
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	200,000	130,000
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	910,000	903,175
Ford Motor Credit Co.:
5.8% 1/12/09	A3	1,705,000	1,603,041
6.5% 1/25/07	A3	2,010,000	2,011,837
7.25% 10/25/11	A3	360,000	361,727
7.375% 10/28/09	A3	1,150,000	1,190,483
7.5% 3/15/05	A3	3,850,000	4,026,349
7.875% 6/15/10	A3	2,500,000	2,613,598
General Electric Capital Corp. 6% 6/15/12	Aaa	3,140,000	3,094,313
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	1,290,000	1,339,291
6.875% 9/15/11	A2	7,830,000	7,773,757
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	3,075,000	3,132,217
Household Finance Corp.:
6.375% 10/15/11	A2	1,300,000	1,243,603
6.5% 1/24/06	A2	1,565,000	1,600,034
8% 5/9/05	A2	610,000	657,072
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A2	1,600,000	1,882,138
ING Capital Funding Trust III 8.439% 12/31/10	A1	1,400,000	1,560,993
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,000,000	3,037,221
6.75% 2/1/11	A1	2,090,000	2,166,308
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	$ 570,000	$ 547,200
10.5% 6/15/09 (f)	B1	230,000	232,300
Morgan Stanley 6.6% 4/1/12	Aa3	1,750,000	1,783,402
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	1,315,000	1,264,688
NiSource Finance Corp. 7.875% 11/15/10	Baa3	4,065,000	4,201,190
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	530,136	514,030
7.248% 7/2/14	Ba2	722,261	612,910
7.575% 3/1/19	A3	371,929	379,963
7.691% 4/1/17	Baa2	80,000	78,440
8.304% 9/1/10	Ba2	505,206	477,419
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	4,615,000	4,689,994
PTC International Finance BV 0% 7/1/07 (d)	B1	2,475,000	2,499,750
PTC International Finance II SA 11.25% 12/1/09	B1	2,280,000	2,302,800
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa1	4,580,000	4,786,535
SESI LLC 8.875% 5/15/11	B1	120,000	121,200
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	4,250,000	2,660,207
7.625% 1/30/11	Baa3	1,500,000	1,193,448
8.75% 3/15/32	Baa3	1,255,000	943,843
TXU Eastern Funding 6.75% 5/15/09	Baa1	3,925,000	3,946,529
			117,099,274
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	Aa2	2,500,000	2,521,085
6.25% 2/15/12 (f)	Aa2	1,350,000	1,383,396
			3,904,481
Real Estate - 0.9%
Arden Realty LP 7% 11/15/07	Baa3	4,000,000	4,149,420
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,590,000	1,653,513
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	1,970,000	1,989,700

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	$ 2,950,000	$ 3,091,960
EOP Operating LP:
6.375% 2/15/03	Baa1	1,000,000	1,020,653
7.75% 11/15/07	Baa1	5,820,000	6,375,548
ERP Operating LP 7.1% 6/23/04	Baa1	3,980,000	4,189,034
Regency Centers LP 6.75% 1/15/12	Baa2	1,990,000	2,034,660
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	2,350,000	2,420,500
			26,924,988
TOTAL FINANCIALS			186,150,716
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	700,000	689,500
11.625% 12/1/06	B2	950,000	1,059,250
Boston Scientific Corp. 6.625% 3/15/05	Baa2	655,000	661,550
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	240,000	240,000
			2,650,300
Health Care Providers & Services - 0.7%
Alderwoods Group, Inc. 11% 1/2/07	-	3,483,000	3,500,415
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	410,000	422,300
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	1,150,000	1,173,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	2,330,000	1,398,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	400,000	392,000
8.375% 10/1/11	Ba1	1,500,000	1,567,500
8.5% 2/1/08	Ba1	620,000	635,500
10.75% 10/1/08	Ba2	680,000	742,900
Medpartners, Inc. 7.375% 10/1/06	Ba2	1,020,000	1,030,200
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	1,480,000	1,494,800
Service Corp. International (SCI):
6.3% 3/15/03	B1	780,000	756,600
7.2% 6/1/06	B1	580,000	545,200
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	1,275,000	1,415,250
Triad Hospitals, Inc. 8.75% 5/1/09	B1	3,385,000	3,554,250
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Unilab Corp. 12.75% 10/1/09	B3	$ 470,000	$ 547,550
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	930,000	967,200
			20,142,665
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	1,545,000	1,436,850
Biovail Corp. 7.875% 4/1/10	B2	2,695,000	2,600,675
			4,037,525
TOTAL HEALTH CARE			26,830,490
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	3,465,000	3,603,600
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	370,000	379,250
			3,982,850
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	2,045,000	1,472,400
8.54% 1/2/07	Ba1	263,644	247,825
			1,720,225
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	6,510,000	6,249,600
7.875% 1/1/09	Ba3	210,000	202,125
8.875% 4/1/08	Ba3	190,000	188,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	1,052,363
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	1,110,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	755,000	755,000
8.625% 4/1/13	B2	1,320,000	1,343,100
8.75% 9/30/09	B2	290,000	295,075
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	1,500,000	1,567,500
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	1,485,000	1,499,850
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	510,000	513,825
Pierce Leahy Corp. 9.125% 7/15/07	B2	705,000	729,675

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
World Color Press, Inc.:
7.75% 2/15/09	Baa2	$ 1,655,000	$ 1,655,000
8.375% 11/15/08	Baa2	110,000	113,300
			17,274,713
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	330,000	349,800
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	290,000	305,950
Joy Global, Inc. 8.75% 3/15/12	B2	505,000	515,100
Tyco International Group SA yankee:
6.375% 10/15/11	Ba2	2,020,000	1,546,330
6.75% 2/15/11	Ba2	1,500,000	1,164,855
			3,882,035
Marine - 0.2%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	4,520,000	4,700,800
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	750,000	630,000
10.25% 11/15/06	B2	1,570,000	1,130,400
			6,461,200
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	2,100,000	2,100,000
9.5% 10/1/08	Ba2	180,000	194,400
TFM SA de CV 11.75% 6/15/09	B1	4,820,000	4,542,850
			6,837,250
TOTAL INDUSTRIALS			40,158,273
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	1,505,000	1,505,000
Motorola, Inc. 8% 11/1/11	Baa2	2,010,000	1,961,497
			3,466,497
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	1,650,000	1,761,880
Hewlett-Packard Co. 6.5% 7/1/12	A3	3,060,000	3,044,700
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	1,080,000	1,074,600
			5,881,180
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	705,000	699,713
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. 9.875% 7/1/10	Ba2	$ 1,350,000	$ 1,397,250
Solectron Corp. 9.625% 2/15/09	Ba3	950,000	864,500
			2,961,463
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	1,660,000	1,361,200
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	540,000	558,900
10.5% 2/1/09	B2	340,000	358,700
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	3,000,000	2,670,000
			3,587,600
TOTAL INFORMATION TECHNOLOGY			17,257,940
MATERIALS - 1.4%
Chemicals - 0.3%
Compass Minerals Group, Inc. 10% 8/15/11	B3	1,550,000	1,627,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	715,000	729,300
Huntsman International LLC 9.875% 3/1/09 (f)	B3	1,490,000	1,497,450
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	705,000	655,650
9.625% 5/1/07	Ba3	805,000	764,750
9.875% 5/1/07	Ba3	500,000	477,500
OM Group, Inc. 9.25% 12/15/11	B3	2,330,000	2,399,900
			8,152,050
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	4,095,000	4,115,475
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	770,000	735,350
7.35% 5/15/08	B3	330,000	297,000
7.5% 5/15/10	B3	310,000	281,325
7.8% 5/15/18	B3	140,000	120,400
7.85% 5/15/04	B3	1,560,000	1,524,900

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.1% 5/15/07	B3	$ 630,000	$ 589,050
Packaging Corp. of America 9.625% 4/1/09	Ba2	2,185,000	2,348,875
Riverwood International Corp. 10.625% 8/1/07	B3	1,700,000	1,768,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	1,640,000	1,459,600
8.75% 7/1/08 (f)	Baa3	570,000	589,950
			13,829,925
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	1,850,000	1,840,750
7.875% 2/15/09	B1	740,000	736,300
9.125% 12/15/06	B1	890,000	932,275
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	3,350,000	3,224,375
7.5% 11/15/06	B3	460,000	416,300
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	1,180,000	1,262,600
P&L Coal Holdings Corp. 8.875% 5/15/08	Ba3	170,000	179,350
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	2,385,000	2,444,625
			11,036,575
Paper & Forest Products - 0.3%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	120,000	117,000
8.125% 5/15/11	Ba1	390,000	374,400
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	190,000	194,750
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	1,010,000	1,017,575
9.75% 2/1/11	B2	1,270,000	1,358,900
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	2,500,000	2,588,790
7.375% 3/15/32 (f)	Baa2	3,390,000	3,462,885
			9,114,300
TOTAL MATERIALS			42,132,850
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.4%
AT&T Corp.:
6.5% 3/15/29	Baa2	3,465,000	2,390,850
8% 11/15/31 (f)	Baa2	1,010,000	787,800
British Telecommunications PLC 8.875% 12/15/30	Baa1	2,580,000	2,810,053
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,000,000	1,935,512
8.5% 5/15/06	Baa2	2,900,000	2,806,475
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	$ 2,500,000	$ 2,557,883
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	3,230,000	807,500
11.75% 12/15/05 (c)	Ca	3,000,000	750,000
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	3,410,000	3,471,990
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	330,000	85,800
11.5% 10/1/08 (c)	Ca	3,045,000	913,500
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	415,000	112,050
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	195,000	192,075
Qwest Corp.:
8.875% 3/15/12 (f)	Baa3	4,900,000	4,361,000
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	1,070,000	716,900
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	3,540,000	3,550,358
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	5,000,000	5,100,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	340,000	6,800
Telewest Communications PLC:
9.875% 2/1/10	Caa3	885,000	354,000
11.25% 11/1/08	Caa3	985,000	394,000
TELUS Corp. 8% 6/1/11	Baa2	2,000,000	1,661,820
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	3,379,000	2,703,200
U.S. West Communications 7.2% 11/1/04	Baa3	2,010,000	1,788,900
Verizon New York, Inc. 7.375% 4/1/32	A1	1,065,000	1,004,568
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	1,555,000	256,575
6.5% 5/15/04 (c)	Ca	270,000	44,550
7.375% 1/15/06 (c)(f)	CCC-	215,000	35,475
7.5% 5/15/11 (c)	Ca	6,385,000	1,053,525
8% 5/16/06 (c)	Ca	1,400,000	231,000
8.25% 5/15/31 (c)	Ca	3,270,000	539,550
			43,423,709
Wireless Telecommunication Services - 1.0%
AT&T Wireless Services, Inc. 7.875% 3/1/11	Baa2	2,500,000	2,019,345
Crown Castle International Corp.:
9.375% 8/1/11	B3	2,065,000	1,300,950
9.5% 8/1/11	B3	205,000	128,125

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
10.75% 8/1/11	B3	$ 385,000	$ 248,325
Dobson Communications Corp. 10.875% 7/1/10	B3	205,000	133,250
Echostar Broadband Corp. 10.375% 10/1/07	B1	4,225,000	4,056,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	2,790,000	976,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	7,320,000	3,806,400
0% 2/15/08 (d)	B3	840,000	394,800
9.375% 11/15/09	B3	3,110,000	1,555,000
Orange PLC yankee 9% 6/1/09	Baa3	3,455,000	3,005,850
PanAmSat Corp.:
6.125% 1/15/05	Ba2	750,000	682,500
6.375% 1/15/08	Ba2	1,120,000	1,041,600
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	1,920,000	1,286,400
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	2,590,000	673,400
10.75% 3/15/10	Caa3	1,265,000	556,600
12.5% 11/15/10	Caa3	1,835,000	825,750
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	1,314,000	1,051,200
10.625% 7/15/10	Baa2	465,000	441,750
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	8,711,000	6,359,030
			30,542,775
TOTAL TELECOMMUNICATION SERVICES			73,966,484
UTILITIES - 1.7%
Electric Utilities - 1.3%
AES Corp. 9.375% 9/15/10	Ba3	2,600,000	1,612,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	1,750,000	1,848,154
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa3	3,960,000	3,867,502
6.73% 12/11/02 (f)	Baa3	4,910,000	4,960,720
CMS Energy Corp.:
7.5% 1/15/09	B3	985,000	699,350
8.375% 7/1/03	B3	1,755,000	1,439,100
9.875% 10/15/07	B3	1,655,000	1,241,250
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,180,000	1,232,308
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	3,780,000	4,244,985
Edison International 6.875% 9/15/04	B3	750,000	682,500
FirstEnergy Corp. 6.45% 11/15/11	Baa2	2,155,000	2,092,281
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	Baa2	$ 1,880,000	$ 1,779,422
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	1,920,000	1,604,218
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	675,000	607,500
7.05% 3/1/24	B3	340,000	312,800
9.625% 11/1/05 (f)	Caa2	920,000	920,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	340,000	316,200
8.625% 2/15/08	Baa3	1,065,000	1,011,750
PSI Energy, Inc. 6.65% 6/15/06	A3	2,450,000	2,542,610
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,550,000	2,316,175
Sierra Pacific Power Co. 8% 6/1/08	Ba2	550,000	522,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	1,472,000	1,339,520
TECO Energy, Inc. 7% 5/1/12	A3	2,345,000	2,459,260
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	393,262
			40,045,367
Gas Utilities - 0.2%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	225,000	177,750
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	885,000	920,968
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,190,000	1,103,535
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,165,000	1,232,083
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	150,000	112,500
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	Baa2	1,680,000	1,785,000
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,289,946
			6,621,782
Multi-Utilities & Unregulated Power - 0.2%
AES Corp.:
8.75% 6/15/08	Ba3	280,000	173,600
9.5% 6/1/09	Ba3	2,685,000	1,745,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Western Resources, Inc.(OLD):
7.875% 5/1/07 (f)	Ba1	$ 1,780,000	$ 1,766,650
9.75% 5/1/07 (f)	Ba2	2,000,000	1,920,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	1,275,000	1,032,495
7.5% 1/15/31	Baa2	1,400,000	1,005,404
			7,643,399
TOTAL UTILITIES			54,310,548
TOTAL NONCONVERTIBLE BONDS			658,103,134
TOTAL CORPORATE BONDS (Cost $736,760,822)			708,210,514
U.S. Government and Government Agency Obligations - 7.8%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
5.5% 5/2/06	Aa2	4,185,000	4,396,066
6.25% 2/1/11	Aa2	2,115,000	2,223,203
7.25% 5/15/30	Aaa	4,280,000	4,873,722
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,283,504
Freddie Mac:
5.5% 7/15/06	Aaa	33,075,000	34,691,971
5.875% 3/21/11	Aa2	9,265,000	9,496,291
6.875% 9/15/10	Aaa	1,400,000	1,555,621
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	3,036,352
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			62,556,730
U.S. Treasury Obligations - 5.8%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 7/5/02 to 7/25/02 (k)	-	6,300,000	6,295,020
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	7,265,000	7,869,753
6.625% 2/15/27	Aaa	1,500,000	1,684,215
7.625% 2/15/25	Aaa	1,290,000	1,609,355
8.125% 8/15/19	Aaa	22,210,000	28,448,700
8.875% 8/15/17	Aaa	2,000,000	2,697,628
10% 5/15/10	Aaa	9,600,000	11,272,128
11.75% 2/15/10	Aaa	13,045,000	15,751,329
12% 8/15/13	Aaa	3,740,000	5,229,133
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.5% 11/15/06	Aaa	$ 5,500,000	$ 5,402,034
6.125% 8/15/07	Aaa	785,000	855,605
6.5% 2/15/10	Aaa	39,515,000	44,173,028
7% 7/15/06	Aaa	42,250,000	47,192,870
7.25% 8/15/04	Aaa	1,404,000	1,527,069
TOTAL U.S. TREASURY OBLIGATIONS			180,007,867
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,211,191)			242,564,597
U.S. Government Agency - Mortgage Securities - 12.0%

Fannie Mae - 9.4%
5.5% 1/1/32 to 3/1/32	Aaa	8,527,495	8,277,682
6% 6/1/13 to 6/1/32	Aaa	73,282,250	73,912,877
6.5% 6/1/13 to 6/1/31	Aaa	98,817,988	101,371,308
6.5% 7/1/32 (l)	Aaa	9,100,000	9,273,469
6.5% 7/1/32 (l)	Aaa	8,625,000	8,789,414
6.5% 7/1/32 (l)	Aaa	14,382,110	14,656,269
6.5% 7/1/32 (l)	Aaa	5,753,064	5,862,732
7% 8/1/13 to 4/1/32	Aaa	47,338,810	49,215,493
7% 7/1/17 (l)	Aaa	3,455,000	3,625,591
7.5% 7/1/16 to 10/1/30	Aaa	16,032,941	16,869,040
8% 1/1/26 to 6/1/30	Aaa	2,386,403	2,536,921
TOTAL FANNIE MAE			294,390,796
Freddie Mac - 0.2%
7.5% 5/1/17 to 11/1/30	Aaa	5,483,628	5,774,811
8% 7/1/17 to 5/1/27	Aaa	228,588	245,037
8.5% 7/1/22 to 6/1/23	Aaa	21,061	22,724
TOTAL FREDDIE MAC			6,042,572
Government National Mortgage Association - 2.4%
6% 12/15/08 to 6/15/09	Aaa	1,426,999	1,490,858
6.5% 6/15/08 to 8/15/27	Aaa	23,921,814	24,721,766
7% 7/15/28 to 1/15/32	Aaa	24,226,303	25,215,022
7% 7/1/32 (l)	Aaa	6,345,000	6,586,903
7.5% 9/15/22 to 8/15/28	Aaa	9,999,241	10,608,431
8% 5/15/25 to 1/15/31	Aaa	4,225,328	4,501,261

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.5% 12/15/16 to 12/15/30	Aaa	$ 1,579,361	$ 1,696,239
8.5% 7/1/32 (l)	Aaa	224,783	240,729
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			75,061,209
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $362,017,693)			375,494,577
Asset-Backed Securities - 0.8%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,644,122	1,647,718
Capital One Master Trust 3.85% 8/15/07	Aaa	810,000	817,214
CIT Marine Trust 5.8% 4/15/10	Aaa	2,517,961	2,552,583
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	4,600,000	4,734,481
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	4,285,000	4,392,969
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	1,055,000	1,101,651
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	5,000,000	5,193,164
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,800,520
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	394,052	393,698
TOTAL ASSET-BACKED SECURITIES (Cost $22,974,825)			23,633,998
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	392,974	190,646
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,379,754
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 2,600,000	$ 2,638,586
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	2,899,510	3,121,186
TOTAL U.S. GOVERNMENT AGENCY			9,139,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,568,095)			9,330,172
Commercial Mortgage Securities - 1.8%

Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	12,719,759	830,759
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.0912% 8/1/24 (f)(g)	-	1,900,000	1,292,000
BKB Commercial Mortgage Trust Series 1997-C1 Class D, 0% 2/25/43 (f)(g)	BBB	1	1
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	2,967,793	3,152,700
Class B, 7.48% 2/1/08	A	2,320,000	2,515,388
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	2,500,000	2,574,895
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,220,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	3,500,000	3,765,781
Class C1, 7.52% 5/15/06 (f)	A2	2,300,000	2,474,656
Class D1, 7.77% 5/15/06 (f)	Baa2	2,200,000	2,324,438
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	1,600,000	1,292,501

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	$ 500,000	$ 10,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	2,113,425	2,076,440
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(g)	-	1,300,000	962,000
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	750,000	744,609
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	4,930,000	4,856,050
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	3,886,158	4,046,466
LTC Commercial Mortgage pass thru trust certificate sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	2,836,866	2,928,178
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	-	1,473,000	1,067,465
Class L, 7.9% 11/15/26 (f)	-	1,133,000	657,140
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	2,390,000	2,440,041
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	4,200,000	4,458,563
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	4,120,000	4,277,075
Class E2, 7.224% 12/15/10 (f)	Baa3	2,450,000	2,525,031
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,315,648)			55,492,240
Foreign Government and Government Agency Obligations - 0.5%
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Chilean Republic:
5.625% 7/23/07	Baa1	$ 1,335,000	$ 1,314,975
7.125% 1/11/12	Baa1	1,590,000	1,604,906
Malaysian Government 7.5% 7/15/11	Baa2	1,250,000	1,328,125
Newfoundland Province yankee 11.625% 10/15/07	A3	2,000,000	2,631,400
Polish Government 6.25% 7/3/12	Baa1	2,505,000	2,507,730
Quebec Province 5.75% 2/15/09	A1	2,500,000	2,605,800
United Mexican States 9.875% 2/1/10	Baa2	2,770,000	3,095,475
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,559,073)			15,088,411
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	144,205,179	144,205,179
Fidelity Money Market Central Fund, 1.98% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,027,100	5,027,100
TOTAL MONEY MARKET FUNDS (Cost $273,092,441)		273,092,441
Cash Equivalents - 0.1%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,083,000)	$ 3,083,450	3,083,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,403,738,495)	3,164,540,720
NET OTHER ASSETS - (1.4)%	(42,332,442)
NET ASSETS - 100%	$ 3,122,208,278
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
319 S&P 500 Index Contracts	Sept. 2002	$ 78,960,475	$ (1,744,860)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,060,743 or 4.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,295,207.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	25.7%
Baa	7.2%
Ba	4.4%
B	6.4%
Caa, Ca, C	0.8%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $2,802,398,495 and $2,829,552,583, respectively, of which long-term U.S. government and government agency obligations aggregated $663,492,456 and $567,691,313, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $156,697 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,670,000 or 0.1% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $3,412,147,427. Net unrealized depreciation aggregated $247,606,707, of which $92,566,427 related to appreciated investment securities and $340,173,134 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $168,073,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,041,518 and repurchase agreements of $3,083,000) (cost $3,403,738,495) - See accompanying schedule		$ 3,164,540,720
Cash		126,693
Receivable for investments sold		21,291,000
Receivable for fund shares sold		399,409
Dividends receivable		2,080,191
Interest receivable		21,970,192
Other receivables		280,967
Total assets		3,210,689,172
Liabilities
Payable for investments purchased
Regular delivery	$ 29,842,246
Delayed delivery	48,846,955
Payable for fund shares redeemed	2,939,947
Accrued management fee	1,425,747
Distribution fees payable	5,412
Payable for daily variation on futures contracts	151,525
Other payables and accrued expenses	241,962
Collateral on securities loaned, at value	5,027,100
Total liabilities		88,480,894
Net Assets		$ 3,122,208,278
Net Assets consist of:
Paid in capital		$ 3,425,976,703
Undistributed net investment income		68,948,821
Accumulated undistributed net realized gain (loss) on investments		(131,774,340)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(240,942,906)
Net Assets		$ 3,122,208,278
Initial Class: Net Asset Value, offering price and redemption price per share ($3,080,751,845 ÷ 240,729,779 shares)		$ 12.80
Service Class: Net Asset Value, offering price and redemption price per share ($26,962,221 ÷ 2,119,083 shares)		$ 12.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($14,494,212 ÷ 1,144,668 shares)		$ 12.66

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 11,984,808
Interest		55,957,647
Security lending		18,781
Total income		67,961,236
Expenses
Management fee	$ 9,109,333
Transfer agent fees	1,158,967
Distribution fees	32,128
Accounting and security lending fees	309,108
Non-interested trustees' compensation	15,277
Custodian fees and expenses	50,299
Audit	22,911
Legal	10,479
Miscellaneous	68,233
Total expenses before reductions	10,776,735
Expense reductions	(612,915)	10,163,820
Net investment income (loss)		57,797,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	57,889,225
Futures contracts	(7,449,625)
Total net realized gain (loss)		50,439,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(397,434,130)
Assets and liabilities in foreign currencies	(718)
Futures contracts	(1,744,860)
Total change in net unrealized appreciation (depreciation)		(399,179,708)
Net gain (loss)		(348,740,108)
Net increase (decrease) in net assets resulting from operations		$ (290,942,692)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,797,416	$ 133,175,732
Net realized gain (loss)	50,439,600	(186,447,162)
Change in net unrealized appreciation (depreciation)	(399,179,708)	(124,991,159)
Net increase (decrease) in net assets resulting from operations	(290,942,692)	(178,262,589)
Distributions to shareholders from net investment income	(130,190,101)	(165,533,467)
Distributions to shareholders from net realized gain	-	(62,082,268)
Total distributions	(130,190,101)	(227,615,735)
Share transactions - net increase (decrease)	(47,705,688)	(166,612,262)
Total increase (decrease) in net assets	(468,838,481)	(572,490,586)
Net Assets
Beginning of period	3,591,046,759	4,163,537,345
End of period (including undistributed net investment income of $68,948,821 and undistributed net investment income of $144,946,442, respectively)	$ 3,122,208,278	$ 3,591,046,759
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	5,918,918	179,637	374,347
Reinvested	9,394,979	82,195	33,492
Redeemed	(19,149,670)	(316,078)	(98,502)
Net increase (decrease)	(3,835,773)	(54,246)	309,337
Dollars
Sold	$ 81,993,072	$ 2,448,959	$ 5,070,230
Reinvested	128,617,266	1,118,681	454,154
Redeemed	(261,847,764)	(4,240,950)	(1,319,336)
Net increase (decrease)	$ (51,237,426)	$ (673,310)	$ 4,205,048

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	14,430,722	570,655	583,205
Reinvested	14,767,544	110,168	19,334
Redeemed	(42,543,930)	(429,185)	(68,344)
Net increase (decrease)	(13,345,664)	251,638	534,195
Dollars
Sold	$ 210,075,603	$ 8,204,922	$ 8,374,378
Reinvested	225,648,078	1,674,550	293,107
Redeemed	(613,757,840)	(6,155,901)	(969,159)
Net increase (decrease)	$ (178,034,159)	$ 3,723,571	$ 7,698,326

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 128,617,266	$ 1,118,681	$ 454,154
From net realized gain	-	-	-
Total	$ 128,617,266	$ 1,118,681	$ 454,154

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 164,107,693	$ 1,212,605	$ 213,169
From net realized gain	61,540,385	461,945	79,938
Total	$ 225,648,078	$ 1,674,550	$ 293,107

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Income from Investment Operations
Net investment income (loss) E	.23	.51	.62	.59	.59	.57
Net realized and unrealized gain (loss)	(1.41)	(1.13)	(1.30)	1.28	1.84	2.58
Total from investment operations	(1.18)	(.62)	(.68)	1.87	2.43	3.15
Distributions from net investment income	(.53)	(.64)	(.60) F	(.60)	(.57)	(.59)
Distributions from net realized gain	-	(.24)	(1.38) F	(.76)	(1.71)	(1.48)
Total distributions	(.53)	(.88)	(1.98)	(1.36)	(2.28)	(2.07)
Net asset value, end of period	$ 12.80	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01
Total Return B, C, D	(8.37)%	(4.15)%	(3.87)%	11.09%	15.05%	20.65%
Ratios to Average Net Assets G
Expenses before expense reductions	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of voluntary waivers, if any	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of all reductions	.59% A	.63%	.61%	.62%	.63%	.64%
Net investment income (loss)	3.36% A	3.53%	3.73%	3.36%	3.46%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,080,752	$ 3,547,730	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amounts shown reflect certain reclassifications related to book to tax differences.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income (loss) E	.22	.49	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(1.40)	(1.12)	(1.31)	1.29	1.82	.29
Total from investment operations	(1.18)	(.63)	(.71)	1.85	2.39	.39
Distributions from net investment income	(.51)	(.63)	(.59) G	(.60)	(.57)	-
Distributions from net realized gain	-	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.51)	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 12.72	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C, D	(8.42)%	(4.24)%	(4.06)%	11.01%	14.82%	2.22%
Ratios to Average Net Assets H
Expenses before expense reductions	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of voluntary waivers, if any	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of all reductions	.70% A	.73%	.71%	.73%	.77%	.75% A
Net investment income (loss)	3.25% A	3.43%	3.62%	3.25%	3.49%	3.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,962	$ 31,324	$ 30,583	$ 23,677	$ 5,801	$ 10
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss) E	.21	.46	.53
Net realized and unrealized gain (loss)	(1.40)	(1.11)	(.84)
Total from investment operations	(1.19)	(.65)	(.31)
Distributions from net investment income	(.51)	(.64)	(.59) G
Distributions from net realized gain	-	(.24)	(1.38) G
Total distributions	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 12.66	$ 14.36	$ 15.89
Total Return B, C, D	(8.52)%	(4.38)%	(1.97)%
Ratios to Average Net Assets H
Expenses before expense reductions	.89% A	.90%	.88% A
Expenses net of voluntary waivers, if any	.89% A	.90%	.88% A
Expenses net of all reductions	.86% A	.89%	.88% A
Net investment income (loss)	3.09% A	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,494	$ 11,993	$ 4,785
Portfolio turnover rate	177% A	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Asset Manager Portfolio

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .53% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 15,214
Service Class 2	16,914
$ 32,128

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 1,141,692
Service Class	11,417
Service Class 2	5,858
$ 1,158,967

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,623,258 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $609,010 of the fund's expenses. In addition,through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,905.

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 21% of the total outstanding shares of the fund. In addition, one unaffiliated insurance company was the owner of record of 18% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0802 157834
1.705701.104

Fidelity® Variable Insurance Products:

Asset Manager: Growth® Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Initial Class	-14.40%	0.97%	7.91%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.** To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,649 - a 76.49% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class	-14.39%	0.83%	7.81%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers ® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,530 - a 75.30% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class 2	-14.59%	0.73%	7.74%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM  Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2 on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,448 - a 74.48% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 over the same period - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager: Growth Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 8.35% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 10.65% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 70% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: maximize total return over the long term by allocating assets among stocks, bonds, short-term instruments and other investments

Start date: January 3, 1995

Size: as of June 30, 2002, more than $340 million

Manager: Richard Habermann and Ford O'Neil, since 2001, Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	5.3
American International Group, Inc.	3.6
General Electric Co.	3.4
Fannie Mae	3.2
Microsoft Corp.	2.8
18.3
Top Five Market Sectors as of June 30, 2002
(stocks only)	% of fund's net assets
Financials	16.3
Health Care	13.0
Information Technology	7.7
Consumer Discretionary	6.9
Consumer Staples	6.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	68.7%
Bond Class	24.9%
Short-Term Class	6.4%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Dana Corp.	21,100	$ 390,983
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	39,300	1,118,085
Household Durables - 0.1%
Leggett & Platt, Inc.	16,600	388,440
Media - 3.8%
AOL Time Warner, Inc. (a)	261,900	3,852,549
Clear Channel Communications, Inc. (a)	280,000	8,965,600
Cox Communications, Inc. Class A (a)	3,600	99,180
		12,917,329
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	21,700	861,490
Target Corp.	29,200	1,112,520
Wal-Mart Stores, Inc.	10,000	550,100
		2,524,110
Specialty Retail - 1.9%
Home Depot, Inc.	106,100	3,897,053
Lowe's Companies, Inc.	52,400	2,378,960
		6,276,013
TOTAL CONSUMER DISCRETIONARY		23,614,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	53,900	2,597,980
The Coca-Cola Co.	71,800	4,020,800
		6,618,780
Food & Drug Retailing - 1.8%
Albertson's, Inc.	69,200	2,107,832
CVS Corp.	109,500	3,350,700
Safeway, Inc. (a)	20,200	589,638
		6,048,170
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	4,500	115,875
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	35,900	1,621,962
Class B	21,800	1,042,040
Gillette Co.	22,000	745,140
		3,409,142
Tobacco - 1.6%
Philip Morris Companies, Inc.	123,900	5,411,952
TOTAL CONSUMER STAPLES		21,603,919

	Shares	Value (Note 1)
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	1,900	$ 51,794
GlobalSantaFe Corp.	11,100	303,585
Halliburton Co.	36,500	581,810
National-Oilwell, Inc. (a)	16,900	355,745
		1,292,934
Oil & Gas - 3.7%
ChevronTexaco Corp.	38,600	3,416,100
Conoco, Inc.	235,800	6,555,240
Exxon Mobil Corp.	68,500	2,803,020
		12,774,360
TOTAL ENERGY		14,067,294
FINANCIALS - 16.1%
Banks - 3.7%
Bank of America Corp.	27,500	1,934,900
Bank One Corp.	34,300	1,319,864
Comerica, Inc.	25,800	1,584,120
FleetBoston Financial Corp.	74,700	2,416,545
PNC Financial Services Group, Inc.	36,100	1,887,308
Synovus Financial Corp.	31,100	855,872
Wachovia Corp.	63,837	2,437,297
		12,435,906
Diversified Financials - 8.1%
Citigroup, Inc.	197,800	7,664,750
Fannie Mae	147,600	10,885,500
Goldman Sachs Group, Inc.	20,500	1,503,675
Merrill Lynch & Co., Inc.	98,000	3,969,000
Morgan Stanley	80,000	3,446,400
		27,469,325
Insurance - 4.3%
AFLAC, Inc.	9,400	300,800
Allmerica Financial Corp.	24,300	1,122,660
American International Group, Inc.	180,700	12,329,161
Hartford Financial Services Group, Inc.	17,900	1,064,513
		14,817,134
TOTAL FINANCIALS		54,722,365
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	16,300	922,254
Guidant Corp. (a)	62,100	1,877,283
		2,799,537
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	295,650	18,155,854
Pharmaceuticals - 6.9%
Abbott Laboratories	200	7,530
Bristol-Myers Squibb Co.	226,600	5,823,620
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	88,000	$ 481,360
Eli Lilly & Co.	2,000	112,800
Merck & Co., Inc.	55,700	2,820,648
Pfizer, Inc.	201,000	7,035,000
Schering-Plough Corp.	231,800	5,702,280
Wyeth	27,700	1,418,240
		23,401,478
TOTAL HEALTH CARE		44,356,869
INDUSTRIALS - 5.5%
Airlines - 0.1%
AMR Corp. (a)	11,900	200,634
Delta Air Lines, Inc.	12,900	258,000
		458,634
Building Products - 0.2%
Masco Corp.	29,200	791,612
Commercial Services & Supplies - 0.2%
First Data Corp.	15,000	558,000
Industrial Conglomerates - 4.2%
General Electric Co.	403,500	11,721,675
Tyco International Ltd.	195,600	2,642,556
		14,364,231
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	18,900	862,974
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	24,900	747,000
Norfolk Southern Corp.	25,600	598,528
Union Pacific Corp.	5,500	348,040
		1,693,568
TOTAL INDUSTRIALS		18,729,019
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	138,691	1,934,739
Comverse Technology, Inc. (a)	40,900	378,734
		2,313,473
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	144,100	3,766,774
EMC Corp. (a)	64,200	484,710
Sun Microsystems, Inc. (a)	90,400	452,904
		4,704,388
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	143,400	881,910
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	10,200	138,312

	Shares	Value (Note 1)
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,900	$ 144,885
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	21,800	296,480
Analog Devices, Inc. (a)	13,800	409,860
Atmel Corp. (a)	40,000	250,400
Intel Corp.	71,300	1,302,651
Lattice Semiconductor Corp. (a)	17,100	149,454
Linear Technology Corp.	20,800	653,744
Micron Technology, Inc. (a)	42,100	851,262
Semtech Corp. (a)	12,600	336,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,300	614,900
United Microelectronics Corp. sponsored ADR	85,200	626,220
Xilinx, Inc. (a)	9,700	217,571
		5,708,962
Software - 3.6%
Adobe Systems, Inc.	14,200	404,700
Computer Associates International, Inc.	115,100	1,828,939
Microsoft Corp. (a)	171,300	9,370,110
Network Associates, Inc. (a)	12,400	238,948
Oracle Corp. (a)	34,400	325,768
VERITAS Software Corp. (a)	6,300	124,677
		12,293,142
TOTAL INFORMATION TECHNOLOGY		26,185,072
MATERIALS - 0.7%
Chemicals - 0.3%
Praxair, Inc.	14,400	820,368
Metals & Mining - 0.4%
Alcoa, Inc.	23,500	779,025
Ryerson Tull, Inc.	51,900	603,597
		1,382,622
TOTAL MATERIALS		2,202,990
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	87,100	931,970
BellSouth Corp.	111,000	3,496,500
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	0
NTL, Inc. warrants 10/14/08 (a)	427	4
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc.	161,300	451,640
SBC Communications, Inc.	149,300	4,553,650
Verizon Communications, Inc.	133,500	5,360,025
		14,793,792
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	$ 9,810
Nextel Communications, Inc. Class A (a)	50,000	160,500
		170,310
TOTAL TELECOMMUNICATION SERVICES		14,964,102
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	59,800	1,996,124
Southern Co.	41,500	1,137,100
TXU Corp.	18,800	969,140
		4,102,364
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	29,200	158,264
TOTAL UTILITIES		4,260,628
TOTAL COMMON STOCKS (Cost $259,667,906)		224,707,218
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00	33,600	650,261
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	508	102
TOTAL CONVERTIBLE PREFERRED STOCKS		650,363
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	152,640
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	254,600
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	503	236,410
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	166	83,000

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,177	$ 270,710
		590,620
TOTAL TELECOMMUNICATION SERVICES		845,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		997,860
TOTAL PREFERRED STOCKS (Cost $3,425,550)		1,648,223
Corporate Bonds - 20.6%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 230,000	175,519
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	1,420,000	1,629,791
TOTAL CONSUMER DISCRETIONARY			1,805,310
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	1,460,000	681,236
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	200,000	195,875
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	420,000	243,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	810,000	631,824
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,420,000	829,834
			1,705,258
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,140,000	482,904
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	940,000	848,538
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	$ 330,000	$ 188,100
0% 11/20/20	Ba3	420,000	196,350
			1,715,892
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	B2	270,000	187,142
Atmel Corp. 0% 5/23/21	CCC+	246,000	72,275
LSI Logic Corp. 4% 2/15/05	Ba3	420,000	353,892
Transwitch Corp. 4.5% 9/12/05	B3	5,000	2,950
Vitesse Semiconductor Corp. 4% 3/15/05	B3	800,000	586,000
			1,202,259
TOTAL INFORMATION TECHNOLOGY			4,623,409
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	80,000	36,600
5.25% 1/15/10	B3	165,000	69,927
6% 6/1/11	B3	440,000	197,472
			303,999
TOTAL CONVERTIBLE BONDS			7,609,829
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	100,000	98,500
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	50,000	52,184
Dana Corp. 10.125% 3/15/10 (f)	Ba3	340,000	348,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	20,000	20,000
Lear Corp. 7.96% 5/15/05	Ba1	380,000	389,500
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	70,000	71,225
			979,909
Hotels, Restaurants & Leisure - 1.9%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	140,000	147,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Domino's, Inc. 10.375% 1/15/09	B2	$ 300,000	$ 322,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	620,000	638,600
HMH Properties, Inc. 7.875% 8/1/08	Ba3	285,000	273,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2	560,000	562,800
International Game Technology 8.375% 5/15/09	Ba1	220,000	231,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	190,000	188,575
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	175,000	185,063
Penn National Gaming, Inc. 8.875% 3/15/10	B3	390,000	386,100
Premier Parks, Inc. 0% 4/1/08 (d)	B2	785,000	758,506
Station Casinos, Inc. 8.375% 2/15/08	B1	970,000	991,825
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	260,000	264,550
8.875% 8/15/11 (f)	B2	200,000	203,500
yankee 8.625% 12/15/07	B2	295,000	301,638
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	180,000	186,300
8.875% 4/15/11	Ba1	510,000	541,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	410,000	422,300
			6,605,732
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	250,000	253,750
8.875% 4/1/08	Ba2	55,000	55,825
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	85,000	71,400
D.R. Horton, Inc. 8% 2/1/09	Ba1	200,000	197,000
KB Home 8.625% 12/15/08	Ba3	180,000	181,800
Lennar Corp. 7.625% 3/1/09	Ba1	150,000	151,500
Ryland Group, Inc. 9.125% 6/15/11	Ba3	220,000	233,200
Sealy Mattress Co. 9.875% 12/15/07	B3	240,000	242,400
Standard Pacific Corp. 9.25% 4/15/12	Ba3	120,000	120,000
WCI Communities, Inc. 10.625% 2/15/11	B1	70,000	73,500
			1,580,375
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (f)	B2	$ 295,000	$ 295,000
Media - 3.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	195,000	193,050
9.875% 2/1/12	Caa3	230,000	230,000
American Media Operations, Inc. 10.25% 5/1/09	B2	270,000	283,500
AOL Time Warner, Inc. 6.875% 5/1/12	Baa1	35,000	32,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	110,000	108,132
Chancellor Media Corp.:
8% 11/1/08	Ba1	200,000	198,000
8.125% 12/15/07	Ba2	75,000	74,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	110,000	47,300
0% 4/1/11 (d)	B2	580,000	278,400
0% 5/15/11 (d)	B2	230,000	82,800
10% 4/1/09	B2	425,000	293,250
10.75% 10/1/09	B2	385,000	265,650
Corus Entertainment, Inc. 8.75% 3/1/12	B1	765,000	776,475
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	1,310,000	1,048,000
7.625% 7/15/18	Ba2	90,000	71,100
7.875% 2/15/18	Ba2	35,000	26,950
9.875% 4/1/23	BB-	70,000	52,500
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	380,000	347,700
9.375% 2/1/09	B1	670,000	623,100
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	470,000	472,350
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	195,000	206,700
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	60,000	61,200
Lamar Media Corp.:
8.625% 9/15/07	Ba3	30,000	30,750
9.25% 8/15/07	B1	435,000	452,400
LBI Media, Inc. 10.125% 7/15/12	B3	240,000	240,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	100,000	93,337

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	$ 350,000	$ 355,250
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	575,000	494,500
Quebecor Media, Inc. 11.125% 7/15/11	B2	10,000	9,800
Radio One, Inc. 8.875% 7/1/11	B3	1,185,000	1,185,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	435,000	452,400
Telewest PLC yankee:
9.625% 10/1/06	Caa3	535,000	214,000
11% 10/1/07	Caa3	85,000	34,425
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	50,000	49,751
Yell Finance BV:
0% 8/1/11 (d)	B2	55,000	37,538
10.75% 8/1/11	B2	600,000	651,000
			10,072,837
Multiline Retail - 0.0%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	80,000	84,019
TOTAL CONSUMER DISCRETIONARY			19,617,872
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	80,000	82,800
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	65,000	67,638
Pathmark Stores, Inc. 8.75% 2/1/12	B2	110,000	112,200
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	60,000	56,550
6.125% 12/15/08 (f)	Caa3	235,000	138,650
6.875% 8/15/13	Caa3	165,000	100,650
Safeway, Inc. 6.5% 3/1/11	Baa2	65,000	66,971
			542,659
Food Products - 0.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	190,000	197,600
Corn Products International, Inc. 8.25% 7/15/07	Ba1	315,000	311,825
Dean Foods Co.:
6.625% 5/15/09	B1	50,000	47,500
6.9% 10/15/17	B1	40,000	34,400
8.15% 8/1/07	B1	240,000	246,000
Del Monte Corp. 9.25% 5/15/11	B3	150,000	156,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	$ 20,000	$ 20,400
Michael Foods, Inc. 11.75% 4/1/11	B2	20,000	22,000
			1,035,725
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	60,000	56,700
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	60,000	61,500
10% 11/1/08	Ba3	290,000	334,950
			453,150
Personal Products - 0.2%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	100,000	70,000
9% 11/1/06	Caa3	130,000	91,000
12% 12/1/05	Caa1	390,000	386,100
			547,100
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	74,843
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	30,000	30,716
			105,559
TOTAL CONSUMER STAPLES			2,766,993
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	135,000	137,700
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,925
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	100,000	102,250
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	120,000	119,100
			577,975
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	40,000	42,688
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	610,000	602,375
8.375% 11/1/08	B1	230,000	228,275
8.5% 3/15/12	B1	425,000	419,688
Devon Energy Corp. 7.95% 4/15/32	Baa2	50,000	53,784

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	$ 105,000	$ 105,000
Forest Oil Corp. 8% 12/15/11	Ba3	220,000	220,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	70,000	72,450
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	100,000	99,750
Petro-Canada 7% 11/15/28	Baa2	50,000	48,994
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	250,000	245,940
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	732,000	755,790
Series D, 10.25% 3/15/06	B2	70,000	72,275
Suncor Energy, Inc. 7.15% 2/1/32	A3	35,000	36,005
The Coastal Corp. 9.625% 5/15/12	Baa2	75,000	83,060
Valero Energy Corp. 6.875% 4/15/12	Baa2	25,000	25,690
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	370,000	364,450
			3,476,214
TOTAL ENERGY			4,054,189
FINANCIALS - 2.0%
Banks - 0.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	100,000	109,147
7.8% 2/15/10	Aa3	20,000	22,381
BankBoston Corp. 6.625% 2/1/04	A2	20,000	20,841
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	170,000	178,853
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	40,000	43,059
MBNA America Bank NA 6.625% 6/15/12	Baa2	30,000	29,685
MBNA Corp. 7.5% 3/15/12	Baa2	45,000	47,919
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	50,000	52,270
7.816% 11/29/49	A1	100,000	108,886
			613,041
Diversified Financials - 1.4%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	A1	100,000	115,450
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	125,000	132,290
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	$ 280,000	$ 280,700
7.858% 4/1/13	Baa1	50,000	54,118
American General Finance Corp. 5.875% 7/14/06	A1	100,000	103,268
Amvescap PLC 5.9% 1/15/07	A2	25,000	25,316
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	370,000	370,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	50,000	52,282
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	93,613
CIT Group, Inc. 7.75% 4/2/12	A2	30,000	29,533
Continental Airlines, Inc. pass thru trust certificate 6.795% 8/2/18	Baa3	178,231	166,313
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	80,000	81,775
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	45,000	45,353
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	20,000	21,457
7.92% 5/18/12	Baa1	190,000	196,825
10.06% 1/2/16	Ba1	80,000	75,200
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	80,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	25,000	26,036
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	40,000	26,000
Ford Motor Credit Co.:
6.5% 1/25/07	A3	50,000	50,046
7.375% 10/28/09	A3	50,000	51,760
7.5% 3/15/05	A3	140,000	146,413
General Electric Capital Corp. 6% 6/15/12	Aaa	65,000	64,054
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	40,000	41,528
6.875% 9/15/11	A2	190,000	188,635

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	$ 125,000	$ 127,326
Household Finance Corp.:
6.375% 10/15/11	A2	20,000	19,132
6.5% 1/24/06	A2	40,000	40,895
8% 5/9/05	A2	15,000	16,158
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	100,000	101,241
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	100,000	96,000
10.5% 6/15/09 (f)	B1	40,000	40,400
Morgan Stanley 6.6% 4/1/12	Aa3	40,000	40,763
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	80,000	76,939
NiSource Finance Corp. 7.875% 11/15/10	Baa3	125,000	129,188
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	100,543	97,489
7.248% 7/2/14	Ba2	128,720	109,232
7.575% 3/1/19	A3	83,684	85,492
7.691% 4/1/17	Baa2	20,000	19,610
8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	80,000	81,300
PTC International Finance BV 0% 7/1/07 (d)	B1	425,000	429,250
PTC International Finance II SA 11.25% 12/1/09	B1	345,000	348,450
SESI LLC 8.875% 5/15/11	B1	30,000	30,300
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	125,000	78,241
8.75% 3/15/32	Baa3	25,000	18,802
TXU Eastern Funding 6.75% 5/15/09	Baa1	120,000	120,658
			4,708,439
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	Aa2	35,000	35,866
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	320,000	323,200
Duke-Weeks Realty LP 6.875% 3/15/05	Baa1	100,000	104,812
EOP Operating LP 7.75% 11/15/07	Baa1	200,000	219,091
ERP Operating LP 7.1% 6/23/04	Baa1	100,000	105,252
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3	$ 175,000	$ 180,250
Regency Centers LP 6.75% 1/15/12	Baa2	45,000	46,010
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	432,600
			1,515,210
TOTAL FINANCIALS			6,872,556
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	150,000	147,750
11.625% 12/1/06	B2	165,000	183,975
Boston Scientific Corp. 6.625% 3/15/05	Baa2	110,000	111,100
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	40,000	40,000
			482,825
Health Care Providers & Services - 0.9%
Alderwoods Group, Inc. 11% 1/2/07	-	410,000	412,050
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	200,000	204,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	460,000	276,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	70,000	68,600
8.375% 10/1/11	Ba1	260,000	271,700
8.5% 2/1/08	Ba1	110,000	112,750
10.75% 10/1/08	Ba2	120,000	131,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	235,000	237,350
Service Corp. International (SCI):
6.3% 3/15/03	B1	140,000	135,800
7.2% 6/1/06	B1	120,000	112,800
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	210,000	233,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1	575,000	603,750
Unilab Corp. 12.75% 10/1/09	B3	97,000	113,005
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	180,000	187,200
			3,099,205

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 250,000	$ 232,500
Biovail Corp. 7.875% 4/1/10	B2	450,000	434,250
			666,750
TOTAL HEALTH CARE			4,248,780
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	395,000	410,800
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	70,000	71,750
			482,550
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	290,000	208,800
8.54% 1/2/07	Ba1	52,729	49,565
			258,365
Commercial Services & Supplies - 0.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	495,000	475,200
7.875% 1/1/09	Ba3	40,000	38,500
8.875% 4/1/08	Ba3	390,000	386,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	209,475
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	200,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	125,000	125,000
8.625% 4/1/13	B2	215,000	218,763
8.75% 9/30/09	B2	60,000	61,050
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	295,000	308,275
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	210,000	212,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	85,638
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
World Color Press, Inc.:
7.75% 2/15/09	Baa2	180,000	180,000
8.375% 11/15/08	Baa2	30,000	30,900
			2,650,226
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	60,000	63,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	55,000	58,025
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. 8.75% 3/15/12	B2	$ 100,000	$ 102,000
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	330,000	252,618
			476,243
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	775,000	806,000
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	170,000	142,800
10.25% 11/15/06	B2	320,000	230,400
			1,179,200
Road & Rail - 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	340,000	340,000
9.5% 10/1/08	Ba2	40,000	43,200
TFM SA de CV 11.75% 6/15/09	B1	885,000	834,113
			1,217,313
TOTAL INDUSTRIALS			6,263,897
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	240,000	240,000
Motorola, Inc. 8% 11/1/11	Baa2	45,000	43,914
			283,914
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	40,000	42,712
Hewlett-Packard Co. 6.5% 7/1/12	A3	65,000	64,675
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	180,000	179,100
			286,487
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	125,000	124,063
Flextronics International Ltd. 9.875% 7/1/10	Ba2	260,000	269,100
Solectron Corp. 9.625% 2/15/09	Ba3	170,000	154,700
			547,863

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	$ 295,000	$ 241,900
Semiconductor Equipment & Products - 0.3%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	120,000	124,200
10.5% 2/1/09	B2	80,000	84,400
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	1,000,000	890,000
			1,098,600
TOTAL INFORMATION TECHNOLOGY			2,458,764
MATERIALS - 1.8%
Chemicals - 0.4%
Compass Minerals Group, Inc. 10% 8/15/11	B3	350,000	367,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (f)	B3	275,000	276,375
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	115,000	106,950
9.625% 5/1/07	Ba3	130,000	123,500
9.875% 5/1/07	Ba3	80,000	76,400
OM Group, Inc. 9.25% 12/15/11	B3	370,000	381,100
			1,454,225
Containers & Packaging - 0.7%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	505,000	507,525
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	190,000	181,450
7.35% 5/15/08	B3	80,000	72,000
7.5% 5/15/10	B3	70,000	63,525
7.8% 5/15/18	B3	30,000	25,800
7.85% 5/15/04	B3	320,000	312,800
8.1% 5/15/07	B3	150,000	140,250
Packaging Corp. of America 9.625% 4/1/09	Ba2	375,000	403,125
Riverwood International Corp. 10.625% 8/1/07	B3	275,000	286,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	300,000	267,000
8.75% 7/1/08 (f)	Baa3	120,000	124,200
			2,383,675
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.5%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	$ 300,000	$ 298,500
7.875% 2/15/09	B1	170,000	169,150
9.125% 12/15/06	B1	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	575,000	553,438
7.5% 11/15/06	B3	80,000	72,400
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	390,000	399,750
			1,608,463
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	30,000	29,250
8.125% 5/15/11	Ba1	100,000	96,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	40,000	41,000
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	170,000	171,275
9.75% 2/1/11	B2	205,000	219,350
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	50,000	51,776
7.375% 3/15/32 (f)	Baa2	150,000	153,225
			761,876
TOTAL MATERIALS			6,208,239
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Corp.:
6.5% 3/15/29	Baa2	100,000	69,000
8% 11/15/31 (f)	Baa2	30,000	23,400
British Telecommunications PLC 8.875% 12/15/30	Baa1	80,000	87,133
Citizens Communications Co. 8.5% 5/15/06	Baa2	70,000	67,743
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	50,000	51,158
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	555,000	138,750
11.75% 12/15/05 (c)	Ca	345,000	86,250
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	100,000	101,818
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	660,000	171,600
11.5% 10/1/08 (c)	Ca	390,000	117,000
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	75,000	20,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	$ 35,000	$ 34,475
Qwest Corp.
8.875% 3/15/12 (f)	Baa3	530,000	471,700
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	185,000	123,950
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	100,000	100,293
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	100,000	102,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	5,000	100
Telewest Communications PLC:
9.875% 2/1/10	Caa3	185,000	74,000
11.25% 11/1/08	Caa3	170,000	68,000
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	374,000	299,200
U.S. West Communications 7.2% 11/1/04	Baa3	335,000	298,150
Verizon New York, Inc. 7.375% 4/1/32	A1	25,000	23,581
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	260,000	42,900
6.5% 5/15/04 (c)	Ca	45,000	7,425
7.375% 1/15/06 (c)(f)	CCC-	40,000	6,600
7.5% 5/15/11 (c)	Ca	1,075,000	177,375
8% 5/16/06 (c)	Ca	230,000	37,950
8.25% 5/15/31 (c)	Ca	535,000	88,275
			2,890,076
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	50,000	40,387
8.75% 3/1/31	Baa2	50,000	38,615
Crown Castle International Corp.:
9.375% 8/1/11	B3	90,000	56,700
9.5% 8/1/11	B3	35,000	21,875
10.75% 8/1/11	B3	110,000	70,950
Dobson Communications Corp. 10.875% 7/1/10	B3	15,000	9,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	455,000	436,800
Millicom International Cellular SA 13.5% 6/1/06	Caa1	490,000	171,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	1,250,000	650,000
0% 2/15/08 (d)	B3	160,000	75,200
Orange PLC yankee 9% 6/1/09	Baa3	365,000	317,550
PanAmSat Corp.:
6.125% 1/15/05	Ba2	150,000	136,500
6.375% 1/15/08	Ba2	230,000	213,900
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 250,000	$ 167,500
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	515,000	133,900
10.75% 3/15/10	Caa3	265,000	116,600
12.5% 11/15/10	Caa3	185,000	83,250
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	245,000	196,000
10.625% 7/15/10	Baa2	88,000	83,600
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	1,061,000	774,530
			3,795,107
TOTAL TELECOMMUNICATION SERVICES			6,685,183
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	50,000	52,804
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa3	130,000	126,963
CMS Energy Corp.:
7.5% 1/15/09	B3	160,000	113,600
8.375% 7/1/03	B3	305,000	250,100
9.875% 10/15/07	B3	295,000	221,250
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	40,000	39,788
Edison International 6.875% 9/15/04	B3	140,000	127,400
FirstEnergy Corp. 6.45% 11/15/11	Baa2	85,000	82,526
Illinois Power Co. 7.5% 6/15/09	Baa2	60,000	56,790
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	80,000	66,842
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	105,000	94,500
7.05% 3/1/24	B3	55,000	50,600
9.625% 11/1/05 (f)	Caa2	180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	60,000	55,800
8.625% 2/15/08	Baa3	190,000	180,500
PSI Energy, Inc. 6.65% 6/15/06	A3	75,000	77,835
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	45,415
Sierra Pacific Power Co. 8% 6/1/08	Ba2	100,000	95,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Southern California Edison Co. 7.625% 1/15/10	Ba3	$ 245,000	$ 222,950
TECO Energy, Inc. 7% 5/1/12	A3	50,000	52,436
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	10,084
			2,203,183
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	40,000	31,600
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	25,000	26,016
El Paso Energy Corp. 7.75% 1/15/32	Baa2	30,000	27,820
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	25,000	26,440
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	30,000	22,500
Sempra Energy 7.95% 3/1/10	A2	40,000	42,643
			177,019
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
9.375% 9/15/10	Ba3	355,000	220,100
9.5% 6/1/09	Ba3	445,000	289,250
Western Resources, Inc.:
7.875% 5/1/07 (f)	Ba1	290,000	287,825
9.75% 5/1/07 (f)	Ba2	320,000	307,200
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	30,000	24,294
7.5% 1/15/31	Baa2	35,000	25,135
			1,153,804
TOTAL UTILITIES			3,534,006
TOTAL NONCONVERTIBLE BONDS			62,710,479
TOTAL CORPORATE BONDS (Cost $74,878,494)			70,320,308
U.S. Government and Government Agency Obligations - 1.5%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.5% 5/2/06	Aa2	125,000	131,304
6.25% 2/1/11	Aa2	65,000	68,325
7.25% 5/15/30	Aaa	105,000	119,566
Freddie Mac:
5.5% 7/15/06	Aaa	170,000	178,311
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	Aaa	$ 150,000	$ 154,112
5.875% 3/21/11	Aa2	205,000	210,118
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			861,736
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.73% 7/25/02 to 8/8/02 (k)	-	550,000	549,079
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	220,000	238,313
6.625% 2/15/27	Aaa	50,000	56,141
8.125% 8/15/19	Aaa	80,000	102,472
8.875% 8/15/17	Aaa	50,000	67,441
8.875% 2/15/19	Aaa	259,000	352,273
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	1,275,000	1,288,451
3.5% 11/15/06	Aaa	180,000	176,794
6.125% 8/15/07	Aaa	30,000	32,698
6.5% 2/15/10	Aaa	280,000	313,006
7% 7/15/06	Aaa	1,050,000	1,172,841
7.25% 8/15/04	Aaa	20,000	21,753
TOTAL U.S. TREASURY OBLIGATIONS			4,371,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,115,471)			5,232,998
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
5.5% 1/1/32	Aaa	257,743	250,192
6% 4/1/13 to 6/1/32	Aaa	1,725,031	1,744,829
6.5% 5/1/17 to 6/1/31	Aaa	2,837,735	2,910,238
6.5% 7/1/32 (l)	Aaa	260,000	264,956
6.5% 7/1/32 (l)	Aaa	187,218	190,787
7.5% 5/1/24 to 2/1/28	Aaa	189,839	200,408
TOTAL FANNIE MAE			5,561,410
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	61,454	64,943
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	409,921	420,617
7% 7/15/28 to 7/15/31	Aaa	448,755	467,199

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
7% 7/1/32 (l)	Aaa	$ 423,000	$ 439,127
7.5% 1/15/26 to 8/15/28	Aaa	380,569	402,984
8.5% 11/15/30	Aaa	55,305	59,214
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,789,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,191,517)			7,415,494
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	66,117	66,262
CIT Marine Trust 5.8% 4/15/10	Aaa	51,040	51,742
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	185,262
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	133,276
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	35,000	36,548
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	125,000	129,829
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,840
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	14,926	14,913
TOTAL ASSET-BACKED SECURITIES (Cost $652,741)			670,672
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	65,496	31,774
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	102,417
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 100,000	$ 101,484
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	90,953	97,906
TOTAL U.S. GOVERNMENT AGENCY			301,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,116)			333,581
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	150,664	161,473
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	408,534	26,682
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	98,926	105,090
Class B, 7.48% 2/1/08	A	80,000	86,738
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	70,000	72,097
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	138,688
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	320,000	258,500
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	250,000	5,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	67,862	66,675
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	250,000	248,203

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	$ 180,000	$ 177,300
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	97,517	100,656
Series 1996-1 Class E, 9.16% 4/15/28	B+	500,000	391,875
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,675
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	145,338
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	103,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,459,088)			2,169,053
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	40,000	40,375
Malaysian Government 7.5% 7/15/11	Baa2	25,000	26,563
Polish Government 6.25% 7/3/12	Baa1	50,000	50,055
United Mexican States 9.875% 2/1/10	Baa2	80,000	89,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,074)			206,393
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	26,676,016	26,676,016
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,975,275	5,975,275
TOTAL MONEY MARKET FUNDS (Cost $32,651,291)		32,651,291
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $386,556,248)		345,355,231
NET OTHER ASSETS - (1.4)%		(4,802,967)
NET ASSETS - 100%		$ 340,552,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2002	$ 7,673,275	$ (52,356)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,540,007 or 4.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,121.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	4.8%
Baa	2.7%
Ba	6.4%
B	9.3%
Caa, Ca, C	1.2%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $379,906,205 and $416,873,803, respectively, of which long-term U.S. government and government agency obligations aggregated $32,170,724 and $33,692,761, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,042 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.3% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,495,304. Net unrealized depreciation aggregated $46,140,073, of which $8,521,769 related to appreciated investment securities and $54,661,842 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $54,724,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,851,924) (cost $386,556,248) - See accompanying schedule		$ 345,355,231
Cash		153,017
Receivable for investments sold		3,353,291
Receivable for fund shares sold		10,084
Dividends receivable		294,808
Interest receivable		1,728,826
Other receivables		18,135
Total assets		350,913,392
Liabilities
Payable for investments purchased
Regular delivery	$ 2,893,929
Delayed delivery	893,937
Payable for fund shares redeemed	367,238
Accrued management fee	171,871
Distribution fees payable	1,665
Payable for daily variation on futures contracts	14,725
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	5,975,275
Total liabilities		10,361,128
Net Assets		$ 340,552,264
Net Assets consist of:
Paid in capital		$ 428,295,402
Undistributed net investment income		6,941,936
Accumulated undistributed net realized gain (loss) on investments		(53,431,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,253,170)
Net Assets		$ 340,552,264
Initial Class: Net Asset Value, offering price and redemption price per share ($328,320,328 ÷ 30,788,768 shares)		$ 10.66
Service Class: Net Asset Value, offering price and redemption price per share ($7,605,499 ÷ 717,126 shares)		$ 10.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,626,437 ÷ 438,007 shares)		$ 10.56

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,695,227
Interest		4,794,279
Security lending		10,309
Total income		6,499,815
Expenses
Management fee	$ 1,124,115
Transfer agent fees	135,761
Distribution fees	10,831
Accounting and security lending fees	73,630
Non-interested trustees' compensation	663
Custodian fees and expenses	18,392
Audit	16,649
Legal	1,274
Miscellaneous	19,909
Total expenses before reductions	1,401,224
Expense reductions	(99,285)	1,301,939
Net investment income (loss)		5,197,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,771,018
Futures contracts	(745,796)
Total net realized gain (loss)		6,025,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,186,261)
Assets and liabilities in foreign currencies	6
Futures contracts	(52,356)
Total change in net unrealized appreciation (depreciation)		(62,238,611)
Net gain (loss)		(56,213,389)
Net increase (decrease) in net assets resulting from operations		$ (51,015,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,197,876	$ 11,049,699
Net realized gain (loss)	6,025,222	(61,039,175)
Change in net unrealized appreciation (depreciation)	(62,238,611)	12,082,275
Net increase (decrease) in net assets resulting from operations	(51,015,513)	(37,907,201)
Distributions to shareholders from net investment income	(10,416,607)	(13,343,864)
Distributions to shareholders from net realized gain	-	(16,105,049)
Total distributions	(10,416,607)	(29,448,913)
Share transactions - net increase (decrease)	(12,043,877)	(16,320,571)
Total increase (decrease) in net assets	(73,475,997)	(83,676,685)
Net Assets
Beginning of period	414,028,261	497,704,946
End of period (including undistributed net investment income of $6,941,936 and undistributed net investment income of $12,720,942, respectively)	$ 340,552,264	$ 414,028,261
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	995,820	43,163	47,320
Reinvested	852,581	19,176	10,444
Redeemed	(2,861,044)	(110,163)	(39,266)
Net increase (decrease)	(1,012,643)	(47,824)	18,498
Dollars
Sold	$ 11,822,542	$ 532,927	$ 560,205
Reinvested	10,068,980	225,322	122,305
Redeemed	(33,613,874)	(1,308,776)	(453,508)
Net increase (decrease)	$ (11,722,352)	$ (550,527)	$ 229,002

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	2,648,332	86,383	262,678
Reinvested	2,071,741	53,533	15,343
Redeemed	(6,380,641)	(244,489)	(74,696)
Net increase (decrease)	(1,660,568)	(104,573)	203,325
Dollars
Sold	$ 33,703,712	$ 1,109,889	$ 3,373,478
Reinvested	28,507,157	732,326	209,431
Redeemed	(80,043,164)	(3,021,914)	(891,486)
Net increase (decrease)	$ (17,832,295)	$ (1,179,699)	$ 2,691,423

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,927,664	$ 322,572	$ 93,628
From net realized gain	15,579,493	409,753	115,803
Total	$ 28,507,157	$ 732,325	$ 209,431

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.16	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.74)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(1.58)	(.99)	(2.10)	2.44	2.60	3.28
Distributions from net investment income	(.32)	(.39)	(.37)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	(.02)
Total distributions	(.32)	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 10.66	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return B,C,D	(12.83)%	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.66% A	.72%	.68%	.70%	.72%	.76%
Net investment income (loss)	2.69% A	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,320	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.15	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.71)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.56)	(1.01)	(2.10)	2.41	2.54	.41
Distributions from net investment income	(.30)	(.37)	(.36)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.30)	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 10.61	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B,C,D	(12.74)%	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.82% A	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.77% A	.82%	.79%	.81%	.88%	.87% A
Net investment income (loss)	2.58% A	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,605	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.14	.28	.34
Net realized and unrealized gain (loss)	(1.72)	(1.30)	(1.96)
Total from investment operations	(1.58)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.38)	(.36)
Distributions from net realized gain	-	(.47)	(1.50)
Total distributions	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 10.56	$ 12.43	$ 14.30
Total Return B,C,D	(12.94)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.01% A	1.00%	.97% A
Expenses net of all reductions	.96% A	.99%	.95% A
Net investment income (loss)	2.39% A	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 5,213	$ 3,091
Portfolio turnover rate	206% A	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Asset Manager: Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 4,412
Service Class 2	6,419
$ 10,831

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 129,386
Service Class	3,431
Service Class 2	2,944
$ 135,761

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $160,167 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $99,285 of the fund's expenses.

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 64% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Asset Manager: Growth Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc. (FIMM)

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0802 157835
1.705700.104

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy, and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of the fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Initial Class	-3.33%	7.87%	14.51%
S&P 500 ®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $27,608 - a 176.08% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year, average annual total returns for the variable annuity multi-cap core funds average were -17.69% and 3.01%, respectively. The one year and five year average annual total returns for the variable annuity multi-cap supergroup average were -18.43% and 3.97%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Service Class	-3.44%	7.77%	14.44%
S&P 500®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $27,482 - a 174.82% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity mutli-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year, average annual total returns for the variable annuity multi-cap core funds average were, -17.69% and 3.01%, respectively. The one year and five year average annual total returns for the variable annuity multi-cap supergroup average were, -18.43% and 3.97%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Service Class 2	-3.59%	7.69%	14.39%
S&P 500®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $27,385 - a 173.85% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity multi-cap core funds average were, -17.69% and 3.01%, respectively. The one year and five year average annual total returns for the variable annuity multi-cap supergroup average were, -18.43% and 3.97%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2002, the fund significantly outperformed the Standard & Poor's 500 Index, which returned -13.16%. The fund also topped the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund outperformed both the S&P 500, which returned -17.99%, and the variable annuity growth funds average, which returned -21.57%.

Q. What strategies benefited the fund during the six-month period?

A. The fund's commitment to stocks of medium- and smaller-sized growth companies, which performed better than their larger brethren during the period, helped performance. Approximately 40% of the fund's assets were invested in companies with market values of lower than $10 billion. On average, shares of these companies - as measured by the Standard & Poor's MidCap and Russell 2000® indices - fell by only 3%-5% during the period, which marked a substantially better performance than the large-stock-oriented S&P 500. Examples of mid-cap stocks that performed well for the fund included Patterson Dental and Pepsi Bottling Group. Other strategies that benefited performance included large exposures to the health care and consumer staples sectors, as well as good stock picking within the aerospace and defense group. My continued de-emphasis on technology and telecommunications stocks also helped.

Q. What attracted you to the health care and consumer staples sectors?

A. Each group had what I look for as a fund manager: companies that were growing their earnings per share, and were showing high and improving returns on their invested capital. In health care, I made large commitments to hospital and managed-care stocks, and several - including HCA, Tenet Healthcare and UnitedHealth Group - performed very well. These companies benefited from strong demand, solid price increases, tight cost controls and strong free cash flow that produced earnings growth of more than 20% during the period. Also, each stock was a top-20 position at the end of the period. Consumer staples stocks were attractive because they offered understandable and predictable earnings growth of between 10%-15%. In a difficult stock market and sluggish economy, consumer names such as Avon, Pepsi and Kraft showed steady and improving growth. I also liked these companies because they made an effort to promote growth. Both Pepsi and Kraft have made strategic acquisitions over the past couple of years, while Avon named a dynamic new CEO to help revitalize its operations.

Q. Which aerospace and defense stocks worked out well?

A. Most of the fund's commitment here revolved around large defense firm Lockheed Martin, which performed very well during the period. Lockheed benefited from a new management approach, and the company also won a huge combat fighter plane contract, which I felt would enhance its future earnings growth potential.

Q. Did your bearish view on technology and telecom stocks change during the period?

A. No, and my de-emphasis helped performance significantly. The fund had less than 4% of its total assets in technology and telecommunications stocks at the end of the period, which was well below the 14% weighting in the S&P 500. In all, tech stocks fell 33% during the period, as measured by the Goldman Sachs® Technology Index. Many technology companies were unprofitable, as intense competition and sluggish demand combined to mute revenue growth. I'll continue to monitor these sectors for attractive growth opportunities, as prices have fallen sharply over the past two years.

Q. Which stocks turned out to be disappointments?

A. The fund's stake in Irish biotechnology firm Elan was the biggest disappointment. I owned Elan because it had an enviable record of consistent 20% earnings growth over the past several years and because of its promising research effort for the treatment of Alzheimer's disease. Unfortunately, the company's Alzheimer's drug met with initial disappointment, and some of its other products encountered new competition. The fund did not own a stake in Elan at the end of the period. The fund also was hurt by not owning enough of several stocks, including Coca-Cola and Royal Dutch Petroleum.

Q. What's your outlook, Will?

A. My outlook hasn't changed much. Stock market valuations are still high compared with historical averages and expected corporate earnings growth rates. Further, heavy consumer and corporate debt levels, low inflation and already high corporate profit margins are making it very difficult for companies to grow earnings rapidly. In addition, the massive U.S. trade deficit and weakening U.S. dollar could put further pressure on valuations as foreign investors look to sell U.S. stocks. I'm continuing to work hard with the Fidelity research staff to find the very best growth companies in which to invest.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2002, more than $8.4 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Lockheed Martin Corp.	3.3
PepsiCo, Inc.	2.6
Colgate-Palmolive Co.	2.6
Berkshire Hathaway, Inc. Class A	2.3
3M Co.	2.1
12.9
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Health Care	16.7
Financials	16.3
Consumer Staples	15.3
Industrials	13.5
Consumer Discretionary	13.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	90.8%
Bonds	0.4%
Short-Term Investments and Net Other Assets	8.8%

* Foreign investments	20.8%
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	81,900	$ 1,965,600
Johnson Controls, Inc.	9,800	799,778
Michelin SA (Compagnie Generale des Etablissements) Series B	155,106	6,307,360
Superior Industries International, Inc.	30,900	1,429,125
		10,501,863
Automobiles - 1.7%
General Motors Corp.	16,000	855,200
Harley-Davidson, Inc.	670,200	34,361,154
Honda Motor Co. Ltd.	713,100	29,536,603
Nissan Motor Co. Ltd.	3,836,000	26,624,410
Toyota Motor Corp.	1,959,500	51,926,751
		143,304,118
Hotels, Restaurants & Leisure - 1.7%
Applebee's International, Inc.	52,050	1,194,548
Brinker International, Inc. (a)	99,300	3,152,775
CBRL Group, Inc.	40,700	1,238,501
Cheesecake Factory, Inc. (a)	247,000	8,763,560
Darden Restaurants, Inc.	823,400	20,337,980
Fairmont Hotels & Resorts, Inc.	30,600	787,047
Four Seasons Hotels, Inc.	76,100	3,565,353
Friendly Ice Cream Corp. (a)	204,600	1,565,190
Gtech Holdings Corp. (a)	66,400	1,695,856
Harrah's Entertainment, Inc. (a)	489,400	21,704,890
Hilton Group PLC	1,481,400	5,179,638
Mandalay Resort Group (a)	105,900	2,919,663
McDonald's Corp.	80,100	2,278,845
MGM Mirage, Inc. (a)	756,300	25,525,125
P.F. Chang's China Bistro, Inc. (a)	338,000	10,619,960
Rank Group PLC	1,514,600	6,206,375
Ryan's Family Steak Houses, Inc. (a)	282,750	3,735,128
Stanley Leisure PLC	207,991	1,127,883
Starbucks Corp. (a)	180,600	4,487,910
Wendys International, Inc.	308,600	12,291,538
William Hill PLC (a)	1,548,865	6,287,466
		144,665,231
Household Durables - 2.3%
Beazer Homes USA, Inc. (a)	63,812	5,104,960
Blyth, Inc.	69,000	2,154,180
Centex Corp.	484,400	27,993,476
D.R. Horton, Inc.	1,543,870	40,186,936
Furniture Brands International, Inc. (a)	634,010	19,178,803
Harman International Industries, Inc.	294,700	14,513,975
Hovnanian Enterprises, Inc. Class A (a)	21,300	764,244
Leggett & Platt, Inc.	90,100	2,108,340
Lennar Corp.	509,300	31,169,160
Mohawk Industries, Inc. (a)	686,320	42,229,270
Nintendo Co. Ltd.	34,000	5,018,188

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)	42,000	$ 1,230,600
Yankee Candle Co., Inc. (a)	33,100	896,679
		192,548,811
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	212,400	3,451,500
Overstock.com, Inc.	123,700	1,737,985
Ticketmaster Class B (a)	251,200	4,699,952
USA Interactive (a)	2,110,500	49,491,225
		59,380,662
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	72,700	985,812
Mattel, Inc.	1,409,100	29,703,828
Mega Bloks, Inc.	40,250	521,607
		31,211,247
Media - 1.1%
Charter Communications, Inc. Class A (a)	665,700	2,716,056
Comcast Corp. Class A (special) (a)	512,800	12,225,152
Cox Communications, Inc. Class A (a)	188,500	5,193,175
E.W. Scripps Co. Class A	96,600	7,438,200
Entercom Communications Corp. Class A (a)	13,100	601,290
Fox Entertainment Group, Inc. Class A (a)	35,000	761,250
Getty Images, Inc. (a)	58,500	1,273,545
LIN TV Corp. Class A	216,900	5,864,976
McGraw-Hill Companies, Inc.	106,200	6,340,140
Mediacom Communications Corp. Class A (a)	84,700	659,813
Meredith Corp.	25,600	981,760
Reed Elsevier PLC	420,500	4,016,231
The New York Times Co. Class A	96,500	4,969,750
TMP Worldwide, Inc. (a)	107,800	2,317,700
Viacom, Inc. Class B (non-vtg.) (a)	868,636	38,541,379
		93,900,417
Multiline Retail - 1.0%
99 Cents Only Stores (a)	591,866	15,181,363
Big Lots, Inc. (a)	26,200	515,616
Costco Wholesale Corp. (a)	100,500	3,881,310
Dollar Tree Stores, Inc. (a)	113,400	4,469,094
Kohls Corp. (a)	479,500	33,603,360
Stein Mart, Inc. (a)	302,800	3,594,236
Target Corp.	600,600	22,882,860
		84,127,839
Specialty Retail - 3.8%
Aeropostale, Inc.	659,900	18,061,463
AnnTaylor Stores Corp. (a)	98,900	2,511,071
AutoNation, Inc. (a)	424,100	6,149,450
AutoZone, Inc. (a)	781,500	60,409,950
Bed Bath & Beyond, Inc. (a)	993,300	37,487,142
CDW Computer Centers, Inc. (a)	200	9,362
Chico's FAS, Inc. (a)	58,600	2,128,352
Christopher & Banks Corp. (a)	42,200	1,785,060
Copart, Inc. (a)	381,450	6,190,934
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Footstar, Inc. (a)	76,500	$ 1,871,955
GameStop Corp. Class A	85,200	1,788,348
Gap, Inc.	2,436,900	34,603,980
Gymboree Corp. (a)	200	3,204
Home Depot, Inc.	89,710	3,295,048
Hot Topic, Inc. (a)	42,700	1,140,517
Limited Brands, Inc.	441,400	9,401,820
Linens 'N Things, Inc. (a)	31,200	1,023,672
Lithia Motors, Inc. Class A (a)	21,800	586,856
Lowe's Companies, Inc.	1,383,300	62,801,820
Michaels Stores, Inc. (a)	21,300	830,700
Office Depot, Inc. (a)	231,300	3,885,840
PETCO Animal Supplies, Inc.	270,400	6,735,664
PETsMART, Inc. (a)	470,400	7,545,216
Pier 1 Imports, Inc.	29,800	625,800
Ross Stores, Inc.	78,500	3,198,875
Staples, Inc. (a)	5,200	102,440
TJX Companies, Inc.	1,673,400	32,815,374
Too, Inc. (a)	70,900	2,183,720
Urban Outfitters, Inc. (a)	78,900	2,739,408
Wet Seal, Inc. Class A (a)	31,350	761,805
Williams-Sonoma, Inc. (a)	253,000	7,756,980
		320,431,826
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	119,031	6,534,802
Delta Woodside Industries, Inc. (a)	22,175	51,003
Liz Claiborne, Inc.	750,000	23,850,000
Wolverine World Wide, Inc.	141,100	2,462,195
		32,898,000
TOTAL CONSUMER DISCRETIONARY		1,112,970,014
CONSUMER STAPLES - 15.3%
Beverages - 4.7%
Anheuser-Busch Companies, Inc.	639,400	31,970,000
Diageo PLC	3,782,823	49,370,992
Molson, Inc. Class A	1,000,900	21,750,086
Pepsi Bottling Group, Inc.	2,143,700	66,025,960
PepsiCo, Inc.	4,636,550	223,481,710
The Coca-Cola Co.	85,100	4,765,600
Vincor International, Inc. (a)	86,000	1,488,821
		398,853,169
Food & Drug Retailing - 2.1%
Fleming Companies, Inc.	16,280	295,482
George Weston Ltd.	455,500	37,700,488
J. Sainsbury PLC	5,415,492	29,532,768
Loblaw Companies Ltd.	320,610	13,217,260
Safeway PLC	1,907,914	8,234,533
Sysco Corp.	447,500	12,180,950

	Shares	Value (Note 1)
Tesco PLC	4,986,800	$ 18,219,086
Whole Foods Market, Inc. (a)	1,173,600	56,590,992
William Morrison Supermarkets PLC	2,039,734	6,342,870
		182,314,429
Food Products - 2.6%
American Italian Pasta Co. Class A (a)	163,500	8,336,865
Cadbury Schweppes PLC	2,934,634	22,094,985
Dean Foods Co. (a)	30,200	1,126,460
Dreyer's Grand Ice Cream, Inc.	1,016	69,698
H.J. Heinz Co.	159,300	6,547,230
Hershey Foods Corp.	533,900	33,368,750
Kellogg Co.	73,100	2,621,366
Kraft Foods, Inc. Class A	1,602,370	65,617,052
Nestle SA (Reg.)	208,519	48,833,160
The J.M. Smucker Co.	34,307	1,170,898
Wm. Wrigley Jr. Co.	503,500	27,868,725
		217,655,189
Household Products - 2.7%
Church & Dwight, Inc.	75,500	2,365,415
Colgate-Palmolive Co.	4,462,830	223,364,642
		225,730,057
Personal Products - 3.0%
Avon Products, Inc.	3,352,128	175,115,167
Gillette Co.	2,356,900	79,828,203
		254,943,370
Tobacco - 0.2%
Philip Morris Companies, Inc.	226,800	9,906,624
UST, Inc.	141,600	4,814,400
		14,721,024
TOTAL CONSUMER STAPLES		1,294,217,238
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	131,400	4,374,306
ENSCO International, Inc.	76,600	2,088,116
Noble Corp. (a)	57,900	2,234,940
Smith International, Inc. (a)	151,800	10,351,242
Willbros Group, Inc. (a)	248,200	4,219,400
		23,268,004
Oil & Gas - 5.9%
BP PLC sponsored ADR	3,037,732	153,375,089
Burlington Resources, Inc.	171,290	6,509,020
EnCana Corp.	5,136,512	158,197,659
Equitable Resources, Inc.	114,100	3,913,630
Exxon Mobil Corp.	2,052,942	84,006,387
Murphy Oil Corp.	106,500	8,786,250
Noble Energy, Inc.	206,000	7,426,300
Occidental Petroleum Corp.	170,500	5,113,295
Pogo Producing Co.	96,300	3,141,306
Premcor, Inc.	177,800	4,573,016
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Suncor Energy, Inc.	1,800,380	$ 31,583,531
Talisman Energy, Inc.	277,770	12,502,673
TotalFinaElf SA sponsored ADR	235,200	19,027,680
Valero Energy Corp.	50,700	1,897,194
		500,053,030
TOTAL ENERGY		523,321,034
FINANCIALS - 16.3%
Banks - 6.3%
Allied Irish Banks PLC	317,900	4,237,701
Associated Banc-Corp.	26,620	1,003,840
Astoria Financial Corp.	149,900	4,804,295
Australia & New Zealand Banking Group Ltd.	686,261	7,460,261
Bank of Ireland	1,860,806	23,255,927
Bank One Corp.	1,211,400	46,614,672
Barclays PLC	704,300	5,955,428
Charter One Financial, Inc.	170,300	5,854,914
City National Corp.	10,600	569,750
Commerce Bancorp, Inc., New Jersey	852,894	37,697,915
Compass Bancshares, Inc.	63,400	2,130,240
Credit Suisse Group (Reg.)	451,160	14,387,062
East West Bancorp, Inc.	38,300	1,322,116
Fifth Third Bancorp	1,785,780	119,022,237
First Tennessee National Corp.	15,900	608,970
Golden West Financial Corp.	543,900	37,409,442
Greenpoint Financial Corp.	188,800	9,270,080
Hibernia Corp. Class A	160,300	3,172,337
Kookmin Bank	139,170	6,756,048
Lloyds TSB Group PLC	2,720,200	27,210,108
M&T Bank Corp.	203,400	17,443,584
National Australia Bank Ltd.	318,700	6,357,960
North Fork Bancorp, Inc.	544,400	21,672,564
Popular, Inc.	46,300	1,559,384
Royal Bank of Canada	130,500	4,518,400
Royal Bank of Scotland Group PLC	2,203,469	62,782,142
SouthTrust Corp.	789,800	20,629,576
TCF Financial Corp.	296,700	14,567,970
UCBH Holdings, Inc.	30,000	1,140,300
UnionBanCal Corp.	106,000	4,966,100
W Holding Co., Inc.	81,500	1,972,300
Zions Bancorp	243,500	12,686,350
		529,039,973
Diversified Financials - 2.4%
AMBAC Financial Group, Inc.	89,600	6,021,120
Citigroup, Inc.	148,900	5,769,875
Doral Financial Corp.	336,700	11,242,413
Fannie Mae	1,022,600	75,416,750
MBNA Corp.	256,500	8,482,455
Merrill Lynch & Co., Inc.	146,700	5,941,350

	Shares	Value (Note 1)
Moody's Corp.	496,400	$ 24,695,900
Power Financial Corp.	117,200	3,060,819
SLM Corp.	620,600	60,136,140
Student Loan Corp.	3,500	289,940
		201,056,762
Insurance - 7.1%
AFLAC, Inc.	2,000	64,000
Allstate Corp.	271,900	10,054,862
American International Group, Inc.	1,476,514	100,742,550
Berkshire Hathaway, Inc.:
Class A (a)	2,847	190,179,600
Class B (a)	2,900	6,478,600
Brown & Brown, Inc.	18,700	589,050
Cincinnati Financial Corp.	324,300	15,089,679
Everest Re Group Ltd.	509,880	28,527,786
IPC Holdings Ltd.	151,600	4,629,864
Manulife Financial Corp.	148,200	4,266,260
Markel Corp. (a)	2,200	433,400
MetLife, Inc.	2,159,900	62,205,120
Ohio Casualty Corp. (a)	205,200	4,288,680
PartnerRe Ltd.	173,000	8,468,350
RenaissanceRe Holdings Ltd.	647,165	23,686,239
SAFECO Corp.	114,100	3,524,549
Swiss Reinsurance Co. (Reg.)	277,454	27,245,432
The Chubb Corp.	330,000	23,364,000
The PMI Group, Inc.	169,400	6,471,080
Travelers Property Casualty Corp. Class A	678,500	12,009,450
UICI (a)	211,900	4,280,380
Unitrin, Inc.	130,100	4,653,677
Willis Group Holdings Ltd.	941,700	30,991,347
XL Capital Ltd. Class A	259,000	21,937,300
Zenith National Insurance Corp.	220,400	7,019,740
		601,200,995
Real Estate - 0.5%
Duke Realty Corp.	233,152	6,749,750
Equity Office Properties Trust	13,990	421,099
Equity Residential Properties Trust (SBI)	1,024,200	29,445,750
General Growth Properties, Inc.	65,300	3,330,300
ResortQuest International, Inc. (a)	192,100	1,094,970
		41,041,869
TOTAL FINANCIALS		1,372,339,599
HEALTH CARE - 16.7%
Biotechnology - 0.4%
Charles River Labs International, Inc. (a)	587,200	20,581,360
Genentech, Inc. (a)	3,300	110,550
Gilead Sciences, Inc. (a)	429,580	14,124,590
Neurocrine Biosciences, Inc. (a)	90,000	2,578,500
		37,395,000
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	620,600	$ 21,255,550
American Medical Systems Holdings, Inc. (a)	31,800	637,908
Amersham PLC	283,391	2,517,853
Baxter International, Inc.	143,600	6,383,020
Beckman Coulter, Inc.	39,300	1,961,070
Becton, Dickinson & Co.	309,800	10,672,610
Bio-Rad Laboratories, Inc. Class A (a)	93,800	4,268,838
Biomet, Inc.	254,200	6,893,904
Boston Scientific Corp. (a)	439,100	12,874,412
Cooper Companies, Inc.	254,900	12,005,790
CTI Molecular Imaging, Inc.	76,700	1,759,498
Cytyc Corp. (a)	1,143,600	8,714,232
DENTSPLY International, Inc.	795,449	29,360,023
ICU Medical, Inc. (a)	56,650	1,750,485
Luxottica Group Spa sponsored ADR	378,160	7,185,040
Medtronic, Inc.	79,600	3,410,860
Mentor Corp.	38,782	1,423,648
Nobel Biocare Holding AG (a)	56,150	3,903,253
Smith & Nephew PLC	7,871,853	43,892,933
St. Jude Medical, Inc. (a)	177,988	13,144,414
Steris Corp. (a)	168,500	3,220,035
Therasense, Inc.	17,000	313,990
Varian Medical Systems, Inc. (a)	573,600	23,259,480
Zimmer Holdings, Inc. (a)	1,591,502	56,752,961
		277,561,807
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	40,800	1,882,512
Advisory Board Co.	156,700	5,678,808
Aetna, Inc.	21,300	1,021,761
AMERIGROUP Corp.	9,600	261,888
AmerisourceBergen Corp.	124,300	9,446,800
AMN Healthcare Services, Inc.	614,600	21,517,146
AmSurg Corp. (a)	55,000	1,444,300
Anthem, Inc.	163,510	11,033,655
Caremark Rx, Inc. (a)	493,464	8,142,156
Community Health Systems, Inc. (a)	296,000	7,932,800
Cross Country, Inc.	677,900	25,624,620
Dianon Systems, Inc. (a)	47,400	2,532,108
HCA, Inc.	2,018,116	95,860,510
Health Management Associates, Inc. Class A (a)	2,738,990	55,190,649
Laboratory Corp. of America Holdings (a)	245,300	11,197,945
Medical Staffing Network Holdings, Inc.	23,500	575,750
Odyssey Healthcare, Inc.	105,300	3,817,125
Oxford Health Plans, Inc. (a)	47,800	2,220,788
Patterson Dental Co. (a)	1,366,100	68,755,813
PDI, Inc. (a)	9,500	147,155
Province Healthcare Co. (a)	24,400	545,584
Quest Diagnostics, Inc. (a)	145,400	12,511,670

	Shares	Value (Note 1)
Tenet Healthcare Corp. (a)	2,036,900	$ 145,740,195
Triad Hospitals, Inc. (a)	42,600	1,805,388
Trigon Healthcare, Inc. (a)	8,000	804,640
UnitedHealth Group, Inc.	1,505,100	137,791,905
WebMD Corp. (a)	1,147,200	6,458,736
Wellpoint Health Networks, Inc. (a)	116,796	9,087,897
		649,030,304
Pharmaceuticals - 5.3%
Abbott Laboratories	285,700	10,756,605
Altana AG	83,550	4,252,109
AstraZeneca PLC sponsored ADR	260,200	10,668,200
Aventis SA (France)	363,400	25,594,264
Biovail Corp. (a)	264,440	7,788,624
Forest Laboratories, Inc. (a)	410,100	29,035,080
InterMune, Inc. (a)	154,700	3,264,170
Johnson & Johnson	2,827,450	147,762,537
Merck & Co., Inc.	457,300	23,157,672
Novartis AG sponsored ADR	42,600	1,867,158
Pfizer, Inc.	2,882,165	100,875,775
Sanofi-Synthelabo SA	95,589	5,835,877
Schering AG	140,100	8,779,682
Schering-Plough Corp.	212,900	5,237,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,300	9,369,234
Wyeth	997,500	51,072,000
		445,316,327
TOTAL HEALTH CARE		1,409,303,438
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	55,500	3,540,900
Lockheed Martin Corp.	4,059,940	282,165,822
MTC Technologies, Inc. (a)	32,100	609,900
Northrop Grumman Corp.	42,600	5,325,000
Rockwell Collins, Inc.	42,200	1,157,124
Veridian Corp.	262,500	5,958,750
		298,757,496
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,318,616	44,213,194
United Parcel Service, Inc. Class B	33,400	2,062,450
		46,275,644
Airlines - 1.3%
JetBlue Airways Corp.	294,220	13,404,663
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	192,400	1,191,798
sponsored ADR (a)	1,956,620	68,229,296
Southwest Airlines Co.	1,201,030	19,408,645
WestJet Airlines Ltd. (a)	264,600	3,620,952
		105,855,354
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.0%
American Standard Companies, Inc. (a)	21,600	$ 1,622,160
Commercial Services & Supplies - 3.1%
Alliance Data Systems Corp.	38,200	976,010
Apollo Group, Inc. Class A (a)	275,100	10,844,442
Automatic Data Processing, Inc.	1,494,500	65,085,475
Brambles Industries Ltd.	478,613	2,546,179
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	606,225
Certegy, Inc. (a)	316,700	11,752,737
ChoicePoint, Inc. (a)	129,400	5,883,818
Cintas Corp.	64,500	3,188,235
Concord EFS, Inc. (a)	223,100	6,724,234
Corinthian Colleges, Inc. (a)	190,460	6,454,689
Corporate Executive Board Co. (a)	21,200	726,100
Dun & Bradstreet Corp. (a)	74,100	2,449,005
Education Management Corp. (a)	85,800	3,494,634
Exult, Inc. (a)	338,800	2,202,200
First Data Corp.	2,455,100	91,329,720
Fiserv, Inc. (a)	313,400	11,504,914
Manpower, Inc.	42,300	1,554,525
Paychex, Inc.	10,457	327,200
The BISYS Group, Inc. (a)	850,378	28,317,587
Waste Connections, Inc. (a)	95,400	2,980,296
Weight Watchers International, Inc.	100,400	4,361,376
		263,309,601
Construction & Engineering - 0.3%
Fluor Corp.	378,584	14,745,847
Jacobs Engineering Group, Inc. (a)	264,220	9,189,572
		23,935,419
Electrical Equipment - 0.1%
Cooper Industries Ltd.	268,100	10,536,330
Industrial Conglomerates - 2.2%
3M Co.	1,475,510	181,487,730
Tomkins PLC	1,398,900	5,432,264
		186,919,994
Machinery - 0.7%
Danaher Corp.	583,822	38,736,590
Donaldson Co., Inc.	104,100	3,647,664
Flowserve Corp. (a)	21,200	631,760
Illinois Tool Works, Inc.	115,200	7,868,160
Ingersoll-Rand Co. Ltd. Class A	84,300	3,849,138
PACCAR, Inc.	55,770	2,475,630
SPX Corp. (a)	4,200	493,500
		57,702,442
Road & Rail - 1.6%
Canadian National Railway Co.	909,150	47,990,745
Canadian Pacific Railway Ltd.	420,550	10,431,238
CSX Corp.	160,530	5,626,577
Heartland Express, Inc.	352,131	8,426,495
Knight Transportation, Inc. (a)	239,950	5,564,441

	Shares	Value (Note 1)
Landstar System, Inc. (a)	60,200	$ 6,432,370
Norfolk Southern Corp.	247,100	5,777,198
Swift Transportation Co., Inc. (a)	2,042,834	47,598,032
		137,847,096
Trading Companies & Distributors - 0.1%
Fastenal Co.	26,012	1,001,722
Mitsubishi Corp.	467,000	3,385,784
Mitsui & Co. Ltd.	496,000	3,326,437
W.W. Grainger, Inc.	39,600	1,983,960
		9,697,903
TOTAL INDUSTRIALS		1,142,459,439
INFORMATION TECHNOLOGY - 3.3%
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	533,363	9,451,192
Dell Computer Corp. (a)	165,145	4,316,890
Logitech International SA (Reg.) (a)	748,976	34,979,509
Storage Technology Corp. (a)	732,200	11,693,234
		60,440,825
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	65,900	1,558,535
Amphenol Corp. Class A (a)	2,600	93,600
Flir Systems, Inc. (a)	304,900	12,796,653
Mettler-Toledo International, Inc. (a)	247,200	9,114,264
Roper Industries, Inc.	58,900	2,196,970
Symbol Technologies, Inc.	161,600	1,373,600
Thermo Electron Corp.	32	528
Waters Corp. (a)	208,800	5,574,960
		32,709,110
Internet Software & Services - 0.2%
Expedia, Inc. Class A (a)	74,100	4,393,389
Keynote Systems, Inc. (a)	520,000	3,806,400
Overture Services, Inc. (a)	3,400	84,932
PayPal, Inc.	38,400	775,718
Yahoo!, Inc. (a)	704,200	10,393,992
		19,454,431
IT Consulting & Services - 0.4%
Accenture Ltd. Class A	918,500	17,451,500
Anteon International Corp.	106,400	2,689,792
SRA International, Inc. Class A	38,800	1,046,824
SunGard Data Systems, Inc. (a)	276,900	7,332,312
		28,520,428
Semiconductor Equipment & Products - 0.3%
Advantest Corp.	32,700	2,039,905
Cabot Microelectronics Corp. (a)	101,400	4,376,424
Intel Corp.	328,100	5,994,387
Intersil Corp. Class A (a)	100,968	2,158,696
KLA-Tencor Corp. (a)	1,100	48,389
Marvell Technology Group Ltd. (a)	42,600	847,314
Novellus Systems, Inc. (a)	3,200	108,800
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
O2Micro International Ltd. (a)	118,200	$ 1,223,370
Samsung Electronics Co. Ltd.	40,000	10,939,316
Zoran Corp. (a)	31,650	725,102
		28,461,703
Software - 1.3%
Activision, Inc. (a)	92,500	2,688,050
BMC Software, Inc. (a)	63,300	1,050,780
Business Objects SA sponsored ADR (a)	2,100	59,010
Cerner Corp. (a)	261,100	12,488,413
Electronic Arts, Inc. (a)	203,100	13,414,755
Intuit, Inc. (a)	287,653	14,302,107
Microsoft Corp. (a)	373,000	20,403,100
Network Associates, Inc. (a)	1,290,900	24,875,643
Symantec Corp. (a)	520,941	17,112,912
		106,394,770
TOTAL INFORMATION TECHNOLOGY		275,981,267
MATERIALS - 5.8%
Chemicals - 0.6%
Akzo Nobel NV	50,472	2,205,505
Bayer AG	157,300	5,058,956
Ecolab, Inc.	199,700	9,232,131
Engelhard Corp.	30,000	849,600
Ferro Corp.	26,400	795,960
OM Group, Inc.	99,100	6,144,200
PPG Industries, Inc.	106,600	6,598,540
Praxair, Inc.	114,512	6,523,749
Valspar Corp.	279,800	12,630,172
		50,038,813
Construction Materials - 0.0%
Lafarge North America, Inc.	26	914
Containers & Packaging - 0.1%
Pactiv Corp. (a)	129,300	3,077,340
Peak International Ltd. (a)	200,000	1,170,000
Sealed Air Corp.	134,700	5,424,369
		9,671,709
Metals & Mining - 4.9%
Aber Diamond Corp. (a)	287,000	5,133,179
Agnico-Eagle Mines Ltd.	305,300	4,449,733
Alcoa, Inc.	456,400	15,129,660
Anglo American PLC ADR	940,500	15,377,175
Anglogold Ltd. sponsored ADR	212,900	5,552,432
Barrick Gold Corp.	672,400	12,784,602
BHP Billiton Ltd.	2,511,657	14,579,076
BHP Billiton PLC	2,523,341	13,818,733
Compania de Minas Buenaventura SA sponsored ADR	643,400	16,471,040

	Shares	Value (Note 1)
Dofasco, Inc.	84,400	$ 1,712,714
Echo Bay Mines Ltd. (a)	6,057,600	6,951,279
Fording, Inc.	88,903	1,670,999
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,222,900	21,828,765
Gold Fields Ltd.	2,516,072	29,795,107
Goldcorp, Inc.	3,501,660	35,864,130
Harmony Gold Mining Co. Ltd.	664,800	9,178,125
Impala Platinum Holdings Ltd.	105,500	5,865,043
Kinross Gold Corp. (a)	871,200	1,953,492
Kumba Resources Ltd. (a)	1,657,635	7,606,861
Liquidmetal Technologies	238,800	2,770,080
Meridian Gold, Inc. (a)	674,500	10,987,371
Newcrest Mining Ltd.	1,308,300	5,588,677
Newmont Mining Corp. Holding Co.	3,536,901	93,126,603
Newmont Mining Corp. Holding Co. unit	1,309,031	3,540,981
Nucor Corp.	172,400	11,212,896
Pechiney SA Series A	91,200	4,180,460
Placer Dome, Inc.	423,800	4,751,434
Rio Tinto PLC (Reg.)	2,669,600	49,195,804
SouthernEra Resources Ltd. (a)	219,100	937,782
Xstrata PLC (a)	574,400	7,474,705
		419,488,938
Paper & Forest Products - 0.2%
Sappi Ltd.	710,891	10,021,797
Weyerhaeuser Co.	68,600	4,380,110
		14,401,907
TOTAL MATERIALS		493,602,281
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	442,070	1,525,142
Nextel Communications, Inc. Class A (a)	490,500	1,574,505
Sprint Corp. - PCS Group Series 1 (a)	167,730	749,753
Triton PCS Holdings, Inc. Class A (a)	832,800	3,247,920
Vodafone Group PLC sponsored ADR	263,700	3,599,505
		10,696,825
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	36,600	1,553,304
Southern Co.	162,440	4,450,856
		6,004,160
Gas Utilities - 0.0%
Southern Union Co.	4,852	82,484
TOTAL UTILITIES		6,086,644
TOTAL COMMON STOCKS (Cost $6,706,735,657)		7,640,977,779
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Real Estate - 0.0%
Vornado Realty Trust Series A, $3.25	48,600	$ 3,081,240
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. Series A, $2.00	83,200	3,398,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,051,126)		6,479,960
Corporate Bonds - 0.2%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Redback Networks, Inc. 5% 4/1/07	-	$ 10,730,000	4,486,213
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (d)	B-	5,025,000	7,630,965
8.25% 1/31/06	B-	870,000	1,321,182
			8,952,147
TOTAL CONVERTIBLE BONDS			13,438,360
Nonconvertible Bonds - 0.1%
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.75% 6/15/08	Ba3	790,000	489,800
9.375% 9/15/10	Ba3	3,640,000	2,256,800
9.5% 6/1/09	Ba3	5,525,000	3,591,250
			6,337,850
TOTAL CORPORATE BONDS (Cost $18,909,840)			19,776,210
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.72% to 1.73% 8/8/02 (e)	-	$ 2,800,000	$ 2,795,153
U.S. Treasury Bonds 6.875% 8/15/25	Aaa	14,800,000	17,057,518
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,688,024)			19,852,671
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	602,660,109	602,660,109
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	61,503,997	61,503,997
TOTAL MONEY MARKET FUNDS (Cost $664,164,106)		664,164,106
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,414,548,753)	8,351,250,726
NET OTHER ASSETS - 1.1%	92,436,680
NET ASSETS - 100%	$ 8,443,687,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
58 S&P 500 Index Contracts	Sept. 2002	$ 14,356,450	$ (97,956)

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,630,965 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $974,357.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,810,644,516 and $4,181,828,506, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $268,746 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
United Kingdom	6.7
Canada	5.2
Switzerland	1.8
Bermuda	1.5
Japan	1.5
Ireland	1.1
Others (individually less than 1%)	3.0
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $7,442,359,876. Net unrealized appreciation aggregated $908,890,850, of which $1,242,286,163 related to appreciated investment securities and $333,395,313 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $675,098,000 all of which will expire on December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,937,330) (cost $7,414,548,753) - See accompanying schedule		$ 8,351,250,726
Foreign currency held at value (cost $ 12,431)		12,547
Receivable for investments sold		183,567,574
Receivable for fund shares sold		8,463,601
Dividends receivable		6,465,716
Interest receivable		1,848,592
Other receivables		94,073
Total assets		8,551,702,829
Liabilities
Payable to custodian bank	$ 306,677
Payable for investments purchased	27,045,037
Payable for fund shares redeemed	14,449,370
Accrued management fee	4,155,872
Distribution fees payable	176,288
Payable for daily variation on futures contracts	27,550
Other payables and accrued expenses	350,632
Collateral on securities loaned, at value	61,503,997
Total liabilities		108,015,423
Net Assets		$ 8,443,687,406
Net Assets consist of:
Paid in capital		$ 8,422,960,361
Undistributed net investment income		17,621,260
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(933,610,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		936,716,585
Net Assets		$ 8,443,687,406
Initial Class: Net Asset Value, offering price and redemption price per share ($6,858,372,007÷ 346,273,881 shares)		$ 19.81
Service Class: Net Asset Value, offering price and redemption price per share ($1,243,311,769 ÷62,943,188 shares)		$ 19.75
Service Class 2: Net Asset Value, offering price and redemption price per share ($341,904,798 ÷ 17,379,992 shares)		$ 19.67
Service Class 2R: Net Asset Value, offering price and redemption price per share ($98,832 ÷ 5,024 shares)		$ 19.67

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,974,878
Interest		6,645,170
Security lending		441,500
Total income		49,061,548
Expenses
Management fee	$ 24,820,743
Transfer agent fees	2,898,817
Distribution fees	990,060
Accounting and security lending fees	418,124
Non-interested trustees' compensation	11,622
Custodian fees and expenses	349,782
Registration fees	889
Audit	27,447
Legal	30,795
Miscellaneous	172,509
Total expenses before reductions	29,720,788
Expense reductions	(1,510,827)	28,209,961
Net investment income (loss)		20,851,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(195,949,776)
Foreign currency transactions	372,617
Futures contracts	(5,474,338)
Total net realized gain (loss)		(201,051,497)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,122,864
Assets and liabilities in foreign currencies	97,541
Futures contracts	(97,956)
Total change in net unrealized appreciation (depreciation)		109,122,449
Net gain (loss)		(91,929,048)
Net increase (decrease) in net assets resulting from operations		$ (71,077,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,851,587	$ 65,026,266
Net realized gain (loss)	(201,051,497)	(610,968,922)
Change in net unrealized appreciation (depreciation)	109,122,449	(676,288,551)
Net increase (decrease) in net assets resulting from operations	(71,077,461)	(1,222,231,207)
Distributions to shareholders from net investment income	(65,347,191)	(69,399,586)
Distributions to shareholders from net realized gain	-	(248,845,348)
Total distributions	(65,347,191)	(318,244,934)
Share transactions - net increase (decrease)	174,706,309	102,246,420
Total increase (decrease) in net assets	38,281,657	(1,438,229,721)
Net Assets
Beginning of period	8,405,405,749	9,843,635,470
End of period (including undistributed net investment income of $17,621,260 and undistributed net investment income of $62,524,412, respectively)	$ 8,443,687,406	$ 8,405,405,749
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	31,285,227	6,748,036	7,140,790	5,024
Reinvested	2,820,243	432,111	91,835	-
Redeemed	(34,288,470)	(4,107,907)	(1,439,512)	-
Net increase (decrease)	(183,000)	3,072,240	5,793,113	5,024
Dollars
Sold	$ 633,635,246	$ 136,173,700	$ 143,635,398	$ 102,946
Reinvested	55,135,750	8,426,160	1,785,280	-
Redeemed	(692,731,705)	(82,664,527)	(28,791,939)	-
Net increase (decrease)	$ (3,960,709)	$ 61,935,333	$ 116,628,739	$ 102,946

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	46,135,846	13,891,953	9,228,820	-
Reinvested	12,488,712	1,820,820	134,574	-
Redeemed	(70,827,054)	(8,440,108)	(1,242,618)	-
Net increase (decrease)	(12,202,496)	7,272,665	8,120,776	-
Dollars
Sold	$ 938,388,669	$ 284,903,951	$ 185,001,257	$ -
Reinvested	275,251,203	40,039,821	2,953,910	-
Redeemed	(1,431,503,158)	(168,326,292)	(24,462,941)	-
Net increase (decrease)	$ (217,863,286)	$ 156,617,480	$ 163,492,226	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -
From net realized gain	-	-	-	-
Total	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 60,769,746	$ 8,007,964	$ 621,876	$ -
From net realized gain	214,481,457	32,031,857	2,332,034	-
Total	$ 275,251,203	$ 40,039,821	$ 2,953,910	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17	.12	.13	.16
Net realized and unrealized gain (loss)	(.21)	(3.01)	(1.84)	5.59	5.54	3.73
Total from investment operations	(.16)	(2.85)	(1.67)	5.71	5.67	3.89
Distributions from net investment income	(.16)	(.17)	(.11)	(.12)	(.14)	(.14)
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	(.37)
Total distributions	(.16)	(.77)	(3.73)	(1.00)	(1.17)	(.51)
Net asset value, end of period	$ 19.81	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Total Return B, C, D	(.78)%	(12.28)%	(6.58)%	24.25%	29.98%	24.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.64%	.63%	.65%	.66%	.68%
Net investment income (loss)	.52% A	.77%	.69%	.48%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,858,372	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income (loss) E	.04	.14	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(.21)	(3.00)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(.17)	(2.86)	(1.70)	5.68	5.66	(.06)
Distributions from net investment income	(.14)	(.15)	(.11)	(.12)	(.14)	-
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	-
Total distributions	(.14)	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 19.75	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C, D	(.84)%	(12.36)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of all reductions	.75% A	.74%	.74%	.75%	.75%	.78% A
Net investment income (loss)	.42% A	.67%	.59%	.37%	.53%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243,312	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.03	.10	.10
Net realized and unrealized gain (loss)	(.22)	(2.98)	(.93)
Total from investment operations	(.19)	(2.88)	(.83)
Distributions from net investment income	(.14)	(.16)	(.11)
Distributions from net realized gain	-	(.60)	(3.62)
Total distributions	(.14)	(.76)	(3.73)
Net asset value, end of period	$ 19.67	$ 20.00	$ 23.64
Total Return B, C, D	(.94)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.92% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.92% A
Expenses net of all reductions	.91% A	.90%	.90% A
Net investment income (loss)	.26% A	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,905	$ 231,686	$ 81,950
Portfolio turnover rate	97% A	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.83)
Total from investment operations	(.82)
Net asset value, end of period	$ 19.67
Total Return B, C, D	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.91% A
Net investment income (loss)	.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

Service Class	$ 622,507
Service Class 2	367,506
Service Class 2R	47
$ 990,060

Contrafund Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annualized rate of .07% of average net assets.

For the period, the following amounts were paid to FIIOC:

Initial Class	$ 2,363,395
Service Class	425,725
Service Class 2	109,681
Service Class 2R	16
$ 2,898,817

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,659,538 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,508,696 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,131.

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR, were the owners of record of 16% of the total outstanding shares of the fund. In addition, two unaffiliated insurance companies were the owners of record of 31% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0802 157811
1.705691.104